UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	VANGUARD INSTITUTIONAL INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Institutional Total Stock Market Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)
COMMON STOCKS (99.3%)

Auto & Transportation (2.6%)
United Parcel Service, Inc.	82,362	$5,991
FedEx Corp.	22,005	2,067
Burlington Northern Santa Fe Corp.	27,541	1,485
Ford Motor Co.	128,774	1,459
Union Pacific Corp.	19,013	1,325
Harley-Davidson, Inc.	21,598	1,247
General Motors Corp.	41,214	1,211
Norfolk Southern Corp.	29,247	1,084
PACCAR, Inc.	12,711	920
Southwest Airlines Co.	57,232	815
CSX Corp.	15,637	651
Genuine Parts Co.	12,847	559
Expeditors International of Washington, Inc.	7,750	415
C.H. Robinson Worldwide, Inc.	6,250	322
J.B. Hunt Transport Services, Inc.	6,012	263
Lear Corp.	4,997	222
Polaris Industries, Inc.	3,112	219
* Yellow Roadway Corp.	3,537	207
Oshkosh Truck Corp.	2,500	205
BorgWarner, Inc.	4,090	199
Delphi Corp.	41,326	185
Overseas Shipholding Group Inc.	2,904	183
* Navistar International Corp.	4,975	181
Gentex Corp.	5,637	180
CNF Inc.	3,819	179
* The Goodyear Tire & Rubber Co.	12,813	171
Tidewater Inc.	4,078	158
* Laidlaw International Inc.	7,500	156
* JetBlue Airways Corp.	7,428	141
* Landstar System, Inc.	4,308	141
Dana Corp.	10,811	138
* TRW Automotive Holdings Corp.	7,100	138
* General Maritime Corp.	2,780	135
Alexander & Baldwin, Inc.	3,124	129
OMI Corp.	6,600	126
* AMR Corp.	11,441	122
Thor Industries, Inc.	4,044	121
* Swift Transportation Co., Inc.	5,304	117
Sauer-Danfoss, Inc.	5,038	114
Bandag, Inc.	2,369	111
Werner Enterprises, Inc.	5,616	109
Modine Manufacturing Co.	3,704	109
Heartland Express, Inc.	5,305	102
Knight Transportation, Inc.	4,020	99
* Pacer International, Inc.	4,100	98
Cooper Tire & Rubber Co.	5,334	98
USF Corp.	2,016	97
* Kansas City Southern	5,051	97
Florida East Coast Industries, Inc. Class A	2,268	96
Winnebago Industries, Inc.	3,000	95
* Aviall Inc.	3,273	92
Wabtec Corp.	4,454	91
Arkansas Best Corp.	2,400	91
American Axle & Manufacturing Holdings, Inc.	3,670	90
* Alaska Air Group, Inc.	2,945	87
ArvinMeritor, Inc.	5,225	81
* Kirby Corp.	1,900	80
Forward Air Corp.	1,864	79
Marine Products Corp.	4,599	77
* EGL, Inc.	3,290	75
* Offshore Logistics, Inc.	2,248	75
* Old Dominion Freight Line, Inc.	2,304	72
* RailAmerica, Inc.	5,270	66
Overnite Corp.	2,042	65
* TBC Corp.	2,311	64
* Continental Airlines, Inc. Class B	5,119	62
* ExpressJet Holdings, Inc.	5,400	62
Wabash National Corp.	2,519	61
* AAR Corp.	4,494	61
* Tenneco Automotive, Inc.	4,729	59
Skywest, Inc.	3,016	56
* AirTran Holdings, Inc.	6,098	55
Titan International, Inc.	3,811	55
Superior Industries International, Inc.	2,037	54
Visteon Corp.	9,409	54
* Aftermarket Technology Corp.	3,119	51
* Gulfmark Offshore, Inc.	1,972	51
* Wright Express Corp.	2,959	51
* Fleetwood Enterprises, Inc.	5,342	46
* Northwest Airlines Corp. Class A	6,676	45
Coachmen Industries, Inc.	3,215	44
* Seabulk International, Inc.	2,019	42
* Delta Air Lines, Inc.	9,818	40
* America West Holdings Corp. Class B	7,245	39
Arctic Cat, Inc.	1,400	38
* Quality Distribution Inc.	3,378	37
Todd Shipyards Corp.	1,930	36
* SCS Transportation, Inc.	1,883	35
Spartan Motors, Inc.	3,461	35
* Mesa Air Group Inc.	4,847	34
* Petroleum Helicopters, Inc.	1,085	33
* Keystone Automotive Industries, Inc.	1,400	32
* Genesee & Wyoming Inc. Class A	1,200	31
* Strattec Security Corp.	558	30
Monaco Coach Corp.	1,800	29
* MAIR Holdings, Inc.	3,039	27
* FLYI, Inc.	20,072	25
* Pinnacle Airlines Corp.	2,300	24
* Quantum Fuel Systems Technologies Worldwide, Inc.	5,121	24
Standard Motor Products, Inc.	1,792	21
* Frontier Airlines, Inc.	2,000	21
* Republic Airways Holdings Inc.	1,600	20
* Stoneridge, Inc.	1,318	16
* International Shipholding Corp.	1,039	16
Maritrans Inc.	700	13
* Hub Group, Inc.	200	13
* Dura Automotive Systems, Inc.	2,352	11
* Conrad Industries, Inc.	7,466	11
The Greenbrier Cos., Inc.	300	11
* Allied Holdings, Inc.	3,465	8
* Trailer Bridge, Inc.	823	8
* Miller Industries, Inc.	609	8
* Collins & Aikman Corp.	4,968	6
* Impco Technologies Inc.	1,121	6
* Hayes Lemmerz International, Inc.	800	4
* Central Freight Lines, Inc.	205	1

		27,629

Consumer Discretionary (16.3%)
Wal-Mart Stores, Inc.	309,533	15,511
Home Depot, Inc.	160,440	6,135
* Time Warner, Inc.	322,314	5,657
Viacom Inc. Class B	124,311	4,330
The Walt Disney Co.	149,598	4,298
The News Corp., Inc.	244,086	4,130
Gillette Co.	73,298	3,700
* Google Inc.	20,018	3,613
* eBay Inc.	96,932	3,612
* Yahoo! Inc.	99,539	3,374
Target Corp.	66,796	3,341
Lowe's Cos., Inc.	57,520	3,284
McDonald's Corp.	91,959	2,864
Carnival Corp.	46,270	2,397
Kimberly-Clark Corp.	35,632	2,342
Liberty Media Corp.	213,586	2,215
NIKE, Inc. Class B	19,203	1,600
Cendant Corp.	76,939	1,580
* Sears Holdings Corp.	11,433	1,523
* Starbucks Corp.	28,993	1,498
Costco Wholesale Corp.	33,725	1,490
Avon Products, Inc.	34,591	1,485
Clear Channel Communications, Inc.	43,078	1,485
Gannett Co., Inc.	18,653	1,475
* DirecTV Group, Inc.	101,270	1,460
The Gap, Inc.	64,102	1,400
* Kohl's Corp.	24,920	1,287
Best Buy Co., Inc.	23,739	1,282
Waste Management, Inc.	42,498	1,226
The McGraw-Hill Cos., Inc.	14,004	1,222
Omnicom Group Inc.	13,675	1,211
* Las Vegas Sands Corp.	25,574	1,151
Staples, Inc.	36,428	1,145
* IAC/InterActiveCorp	51,410	1,145
* Electronic Arts Inc.	21,853	1,132
Marriott International, Inc. Class A	16,726	1,118
Yum! Brands, Inc.	21,431	1,110
J.C. Penney Co., Inc. (Holding Co.)	20,960	1,088
* Amazon.com, Inc.	29,775	1,020
* Apollo Group, Inc. Class A	13,509	1,000
Tribune Co.	23,241	927
Starwood Hotels & Resorts Worldwide, Inc.	15,264	916
TJX Cos., Inc.	36,805	907
* Bed Bath & Beyond, Inc.	21,989	803
Federated Department Stores, Inc.	12,607	802
May Department Stores Co.	21,205	785
* Coach, Inc.	13,733	778
* MGM Mirage, Inc.	10,173	720
Limited Brands, Inc.	29,180	709
Eastman Kodak Co.	20,917	681
International Game Technology	25,479	679
* Univision Communications Inc.	23,651	655
Mattel, Inc.	30,226	645
Royal Caribbean Cruises, Ltd.	14,141	632
Washington Post Co. Class B	702	628
Hilton Hotels Corp.	28,055	627
E.W. Scripps Co. Class A	11,796	575
Nordstrom, Inc.	10,201	565
* Liberty Media International Inc. Class A	12,783	559
Dollar General Corp.	24,503	537
* VeriSign, Inc.	18,601	534
Harrah's Entertainment, Inc.	8,170	528
* AutoZone Inc.	6,106	523
Cintas Corp.	12,593	520
* Sirius Satellite Radio, Inc.	92,079	517
* Office Depot, Inc.	22,762	505
R.R. Donnelley & Sons Co.	15,935	504
* Wynn Resorts Ltd.	7,079	480
* Fisher Scientific International Inc.	8,409	479
VF Corp.	8,043	476
* XM Satellite Radio Holdings, Inc.	14,861	468
Black & Decker Corp.	5,881	465
EchoStar Communications Corp. Class A	15,824	463
* Caesars Entertainment, Inc.	22,534	446
Newell Rubbermaid, Inc.	20,192	443
Estee Lauder Cos. Class A	9,751	439
Harman International Industries, Inc.	4,819	426
* Mohawk Industries, Inc.	4,900	413
Leggett & Platt, Inc.	14,045	406
* Toys R Us, Inc.	15,684	404
* Pixar, Inc.	4,050	395
New York Times Co. Class A	10,619	388
* Interpublic Group of Cos., Inc.	31,057	381
Knight Ridder	5,609	377
Republic Services, Inc. Class A	11,122	372
* AutoNation, Inc.	19,646	372
* Chico's FAS, Inc.	13,112	371
Family Dollar Stores, Inc.	12,187	370
Tiffany & Co.	10,715	370
Abercrombie & Fitch Co.	6,329	362
Darden Restaurants Inc.	11,798	362
Michaels Stores, Inc.	9,962	362
Aramark Corp. Class B	13,709	360
CDW Corp.	6,118	347
Mandalay Resort Group	4,911	346
Robert Half International, Inc.	12,628	340
Foot Locker, Inc.	11,491	337
* Weight Watchers International, Inc.	7,786	335
Boyd Gaming Corp.	6,353	331
Whirlpool Corp.	4,803	325
Station Casinos, Inc.	4,795	324
Wendy's International, Inc.	8,276	323
Ross Stores, Inc.	11,072	323
The Neiman Marcus Group, Inc. Class A	3,524	322
American Eagle Outfitters, Inc.	10,858	321
Alberto-Culver Co. Class B	6,664	319
Liz Claiborne, Inc.	7,862	316
* DreamWorks Animation SKG, Inc.	7,656	312
* Williams-Sonoma, Inc.	8,475	311
* Lamar Advertising Co. Class A	7,627	307
Fastenal Co.	5,536	306
* Getty Images, Inc.	4,294	305
PETsMART, Inc.	10,615	305
Jones Apparel Group, Inc.	9,104	305
RadioShack Corp.	11,767	288
Polo Ralph Lauren Corp.	7,331	284
Manpower Inc.	6,532	284
ServiceMaster Co.	21,034	284
* Urban Outfitters, Inc.	5,830	280
* Iron Mountain, Inc.	9,490	274
* Advance Auto Parts, Inc.	5,400	272
International Flavors & Fragrances, Inc.	6,873	271
The Stanley Works	5,918	268
Hasbro, Inc.	12,701	260
* ChoicePoint Inc.	6,457	259
* Career Education Corp.	7,501	257
The McClatchy Co. Class A	3,368	250
* Dollar Tree Stores, Inc.	8,470	243
Outback Steakhouse	5,307	243
* CarMax, Inc.	7,607	240
* Hewitt Associates, Inc.	8,830	235
* Monster Worldwide Inc.	8,330	234
* Brinker International, Inc.	6,403	232
Dex Media, Inc.	11,000	227
Circuit City Stores, Inc.	13,962	224
Regal Entertainment Group Class A	10,500	221
Sabre Holdings Corp.	10,032	220
OfficeMax, Inc.	6,417	215
International Speedway Corp.	3,861	209
Metro-Goldwyn-Mayer Inc.	17,439	208
Belo Corp. Class A	8,406	203
GTECH Holdings Corp.	8,580	202
* Activision, Inc.	13,469	199
* The Cheesecake Factory	5,580	198
* O'Reilly Automotive, Inc.	3,969	197
Saks Inc.	10,345	187
Reebok International Ltd.	4,208	186
* Service Corp. International	24,760	185
The Corporate Executive Board Co.	2,786	178
* Timberland Co.	2,505	178
Meredith Corp.	3,732	174
Harte-Hanks, Inc.	6,324	174
* Barnes & Noble, Inc.	5,008	173
* Allied Waste Industries, Inc.	23,348	171
* Penn National Gaming, Inc.	5,800	170
Dillard's Inc.	6,254	168
* ITT Educational Services, Inc.	3,406	165
Applebee's International, Inc.	5,986	165
Adesa, Inc.	6,838	160
* Columbia Sportswear Co.	2,970	158
The Toro Co.	1,774	157
* Marvel Enterprises Inc.	7,845	157
John Wiley & Sons Class A	4,445	157
* BJ's Wholesale Club, Inc.	5,035	156
* Pacific Sunwear of California, Inc.	5,571	156
* West Corp.	4,854	155
* Tech Data Corp.	4,132	153
* Convergys Corp.	10,245	153
Claire's Stores, Inc.	6,634	153
Choice Hotel International, Inc.	2,464	153
* Copart, Inc.	6,478	153
* Laureate Education Inc.	3,555	152
MSC Industrial Direct Co., Inc. Class A	4,970	152
* Entercom Communications Corp.	4,270	152
* PETCO Animal Supplies, Inc.	4,100	151
Borders Group, Inc.	5,632	150
* Rent-A-Center, Inc.	5,460	149
CBRL Group, Inc.	3,602	149
* Education Management Corp.	5,262	147
* Scientific Games Corp.	6,296	144
Lee Enterprises, Inc.	3,297	143
* Sonic Corp.	4,255	142
bebe stores, inc	4,163	141
* Westwood One, Inc.	6,939	141
* Cogent Inc.	5,600	141
The Brink's Co.	4,051	140
Snap-On Inc.	4,264	136
* Gemstar-TV Guide International, Inc.	30,828	134
Regis Corp.	3,275	134
* Dick's Sporting Goods, Inc.	3,600	132
* Tempur-Pedic International Inc.	6,999	131
* Fossil, Inc.	5,036	131
* Citadel Broadcasting Corp.	9,500	130
Talbots Inc.	4,052	130
* Aeropostale, Inc.	3,950	129
* Take-Two Interactive Software, Inc.	3,300	129
* R.H. Donnelley Corp.	2,214	129
* Valassis Communications, Inc.	3,630	127
* Panera Bread Co.	2,200	124
Reader's Digest Association, Inc.	7,171	124
* AnnTaylor Stores Corp.	4,823	123
* Waste Connections, Inc.	3,524	122
* Quiksilver, Inc.	4,190	122
American Greetings Corp. Class A	4,753	121
SCP Pool Corp.	3,750	119
* Ask Jeeves, Inc.	4,205	118
Amerco, Inc.	2,522	117
* Tractor Supply Co.	2,664	116
* The Yankee Candle Co., Inc.	3,668	116
Strayer Education, Inc.	1,015	115
Pier 1 Imports Inc.	6,260	114
* United Stationers, Inc.	2,477	112
IHOP Corp.	2,341	112
* Gaylord Entertainment Co.	2,751	111
Nu Skin Enterprises, Inc.	4,909	111
Speedway Motorsports, Inc.	3,068	110
* Men's Wearhouse, Inc.	2,579	109
* Zale Corp.	3,662	109
* Stein Mart, Inc.	4,822	108
* Scholastic Corp.	2,918	108
* P.F. Chang's China Bistro, Inc.	1,800	108
* Priceline.com, Inc.	4,223	106
* THQ Inc.	3,764	106
Pulitzer, Inc.	1,661	106
Ruby Tuesday, Inc.	4,352	106
* Teletech Holdings Inc.	8,151	105
Media General, Inc. Class A	1,697	105
IKON Office Solutions, Inc.	10,538	104
Ameristar Casinos, Inc.	1,900	104
* Earthlink, Inc.	11,251	101
* Corinthian Colleges, Inc.	6,424	101
* Argosy Gaming Co.	2,179	100
Nautilus Inc.,	4,200	100
* Jack in the Box Inc.	2,670	99
* Guitar Center, Inc.	1,800	99
* MPS Group, Inc.	9,334	98
* Big Lots Inc.	8,128	98
* PRIMEDIA Inc.	22,261	97
* Shuffle Master, Inc.	3,339	97
* CKE Restaurants Inc.	6,089	96
Catalina Marketing Corp.	3,717	96
* The Warnaco Group, Inc.	4,000	96
Journal Communications, Inc.	5,800	96
Blockbuster Inc. Class A	10,849	96
* CNET Networks, Inc.	10,143	96
* DeVry, Inc.	5,026	95
* Wesco International, Inc.	3,391	95
United Auto Group, Inc.	3,400	95
* Corrections Corp. of America REIT	2,450	95
Burlington Coat Factory Warehouse Corp.	3,263	94
* Rare Hospitality International Inc.	3,030	94
Domino's Pizza, Inc.	5,000	93
Blyth, Inc.	2,927	93
* Navigant Consulting, Inc.	3,420	93
Rollins, Inc.	5,002	93
* Cabela's Inc.	4,500	93
* The Children's Place Retail Stores, Inc.	1,943	93
Wolverine World Wide, Inc.	4,329	93
* New York & Co., Inc.	4,600	92
* CEC Entertainment Inc.	2,516	92
Banta Corp.	2,148	92
* Jarden Corp.	2,000	92
* Aztar Corp.	3,211	92
Hearst-Argyle Television Inc.	3,588	91
* GameStop Corp.	4,100	91
Arbitron Inc.	2,115	91
Callaway Golf Co.	7,026	90
* InfoSpace, Inc.	2,189	89
* ProQuest Co.	2,451	89
Ethan Allen Interiors, Inc.	2,717	87
* Too Inc.	3,506	86
* Tuesday Morning Corp.	2,980	86
* Radio One, Inc. Class D	5,830	86
* Insight Enterprises, Inc.	4,891	86
K-Swiss, Inc.	2,588	85
Tupperware Corp.	4,186	85
* USANA Health Sciences, Inc.	1,800	85
ADVO, Inc.	2,270	85
* Isle of Capri Casinos, Inc.	3,200	85
Central Parking Corp.	4,884	84
* Martha Stewart Living Omnimedia, Inc.	3,687	83
* Payless ShoeSource, Inc.	5,268	83
* Linens 'n Things, Inc.	3,344	83
* DoubleClick Inc.	10,745	83
* ShopKo Stores, Inc.	3,720	83
Maytag Corp.	5,892	82
* Hot Topic, Inc.	3,766	82
Furniture Brands International Inc.	3,762	82
* Dollar Thrifty Automotive Group, Inc.	2,467	81
Kenneth Cole Productions, Inc.	2,772	81
* CMGI Inc.	38,755	81
* United Natural Foods, Inc.	2,800	80
* Consolidated Graphics, Inc.	1,521	80
The Pep Boys (Manny, Moe & Jack)	4,534	80
* Coldwater Creek Inc.	4,278	79
* Korn/Ferry International	4,153	79
* Playtex Products, Inc.	8,735	79
Aaron Rents, Inc. Class B	3,900	78
Kelly Services, Inc. Class A	2,703	78
Sonic Automotive, Inc.	3,413	78
MAXIMUS, Inc.	2,298	77
* ValueClick, Inc.	7,237	77
Cato Corp. Class A	2,372	76
* Bright Horizons Family Solutions, Inc.	2,266	76
World Fuel Services Corp.	2,422	76
* Stage Stores, Inc.	1,965	75
* Resources Global Professionals	3,600	75
Gevity HR, Inc.	3,938	75
* Emmis Communications, Inc.	3,916	75
* Vail Resorts Inc.	2,972	75
* Ventiv Health, Inc.	3,262	75
Kellwood Co.	2,600	75
Matthews International Corp.	2,282	75
* Entravision Communications Corp.	8,383	74
Landry's Restaurants, Inc.	2,563	74
Finish Line, Inc.	3,200	74
* Revlon, Inc. Class A	25,228	73
* 99 Cents Only Stores	5,470	72
* Carter's, Inc.	1,800	72
* Red Robin Gourmet Burgers	1,400	71
Hollinger International, Inc.	6,486	71
* Helen of Troy Ltd.	2,572	70
* Charles River Associates Inc.	1,424	70
* Trans World Entertainment Corp.	4,768	70
* aQuantive, Inc.	6,310	70
* WMS Industries, Inc.	2,455	69
Movado Group, Inc.	3,724	69
* Overstock.com, Inc.	1,600	69
* Travelzoo, Inc.	1,382	69
* Brightpoint, Inc.	3,620	68
* Texas Roadhouse, Inc.	2,400	67
* GSI Commerce, Inc.	4,968	67
* Journal Register Co.	4,004	67
Phillips-Van Heusen Corp.	2,489	66
Oakley, Inc.	5,157	66
The Stride Rite Corp.	4,957	66
* Lakes Entertainment, Inc.	3,662	66
* Central Garden and Pet Co.	1,500	66
Chemed Corp.	857	66
* Universal Technical Institute Inc.	1,772	65
* The Pantry, Inc.	2,100	65
Liberty Corp.	1,601	65
* BJ's Restaurants Inc.	3,300	64
* Cross Country Healthcare, Inc.	3,800	64
Fred's, Inc.	3,700	64
The Buckle, Inc.	1,819	63
* Ryan's Restaurant Group, Inc.	4,362	63
* Pinnacle Entertainment, Inc.	3,777	63
* Hartmarx Corp.	6,564	63
Handleman Co.	3,292	62
* Hollywood Entertainment Corp.	4,724	62
* Steak n Shake Co.	3,200	62
The Marcus Corp.	3,016	62
* Stewart Enterprises, Inc. Class A	10,041	62
* A.C. Moore Arts & Crafts, Inc.	2,314	62
* AFC Enterprises, Inc.	2,405	61
* The Advisory Board Co.	1,400	61
* Global Imaging Systems, Inc.	1,700	60
* Crown Media Holdings, Inc.	6,671	60
* Great Wolf Resorts, Inc.	2,382	59
* Papa John's International, Inc.	1,697	59
* Hibbett Sporting Goods, Inc.	1,950	59
* Shoe Carnival, Inc.	3,340	58
* The Dress Barn, Inc.	3,154	57
La-Z-Boy Inc.	4,115	57
* Select Comfort Corp.	2,800	57
* Insurance Auto Auctions, Inc.	2,048	57
* Cumulus Media Inc.	3,999	57
* Midway Games Inc.	5,509	57
Oxford Industries, Inc.	1,540	56
* Tetra Tech, Inc.	4,450	56
infoUSA Inc.	5,316	56
* California Pizza Kitchen, Inc.	2,379	56
* The Sports Authority, Inc.	2,021	56
* Build-A-Bear-Workshop, Inc.	1,800	55
Triarc Cos., Inc. Class B	3,988	55
* Insight Communications Co., Inc.	4,648	55
* Cox Radio, Inc.	3,272	55
* Spanish Broadcasting System, Inc.	5,339	55
Renaissance Learning, Inc.	3,186	55
Lone Star Steakhouse & Saloon, Inc.	1,837	53
* Vertrue Inc.	1,494	53
Christopher & Banks Corp.	3,000	53
* Life Time Fitness, Inc.	1,956	53
* Lifeline Systems, Inc.	1,734	53
* Lin TV Corp.	3,100	52
Brown Shoe Co., Inc.	1,529	52
Jackson Hewitt Tax Service Inc.	2,500	52
Stanley Furniture Co., Inc.	1,100	52
* Casual Male Retail Group, Inc.	7,977	52
Watson Wyatt & Co. Holdings	1,900	52
* CoStar Group, Inc.	1,400	52
Gray Television, Inc.	3,500	51
* Dave & Busters, Inc.	2,697	50
World Wrestling Entertainment, Inc.	4,165	50
* Clean Harbors Inc.	2,700	49
* MTR Gaming Group Inc.	3,986	49
* Leapfrog Enterprises, Inc.	4,342	49
* Charlotte Russe Holding Inc.	3,800	49
* America's Car-Mart, Inc.	1,400	49
* Skechers U.S.A., Inc.	3,108	48
Russell Corp.	2,654	48
* Guess ?, Inc.	3,499	48
* Electronics Boutique Holdings Corp.	1,100	47
ABM Industries Inc.	2,406	46
* Six Flags, Inc.	11,223	46
Bowne & Co., Inc.	3,062	46
* Cost Plus, Inc.	1,700	46
* JAKKS Pacific, Inc.	2,124	46
* Charming Shoppes, Inc.	5,606	46
Churchill Downs, Inc.	1,151	46
Administaff, Inc.	3,104	45
* Digital Theater Systems Inc.	2,500	45
* K2 Inc.	3,291	45
* Alloy, Inc.	7,675	45
Viad Corp.	1,676	45
* Steven Madden, Ltd.	2,700	45
* Playboy Enterprises, Inc. Class B	3,463	45
Pre-Paid Legal Services, Inc.	1,320	45
Big 5 Sporting Goods Corp.	1,800	44
Clark, Inc.	2,860	44
* AMN Healthcare Services, Inc.	2,781	44
Bassett Furniture Industries, Inc.	2,235	44
* School Specialty, Inc.	1,122	44
* Water Pik Technologies, Inc.	2,229	44
Blair Corp.	1,319	43
Sinclair Broadcast Group, Inc.	5,367	43
* ValueVision Media, Inc.	3,477	43
* Coinstar, Inc.	2,013	43
* Benihana Inc. Class A	2,806	43
Action Performance Cos., Inc.	3,209	42
* Spherion Corp.	5,660	42
* Educate, Inc.	3,045	42
CDI Corp.	1,894	42
* Jos. A. Bank Clothiers, Inc.	1,425	42
G & K Services, Inc. Class A	1,033	42
* FTI Consulting, Inc.	2,000	41
The Topps Co., Inc.	4,456	41
* Charter Communications, Inc.	25,584	41
* Jo-Ann Stores, Inc.	1,450	41
* Sirva Inc.	5,700	41
Bob Evans Farms, Inc.	1,717	40
Movie Gallery, Inc.	1,400	40
* NetFlix.com, Inc.	3,700	40
* The Gymboree Corp.	3,192	40
Libbey, Inc.	1,904	40
American Woodmark Corp.	1,100	40
* 4Kids Entertainment Inc.	1,800	40
* Casella Waste Systems, Inc.	2,992	40
L.S. Starrett Co. Class A	2,036	39
* Forrester Research, Inc.	2,790	39
Thomas Nelson, Inc.	1,661	39
National Presto Industries, Inc.	974	39
* Drugstore.com, Inc.	15,178	39
* Kirkland's, Inc.	3,535	39
* Central European Distribution Corp.	1,125	37
* Young Broadcasting Inc.	4,270	37
* Century Business Services, Inc.	8,949	37
* DiamondCluster International, Inc.	2,278	37
* Autobytel Inc.	7,241	36
* J. Jill Group, Inc.	2,648	36
* SOURCECORP, Inc.	1,805	36
* Alliance Gaming Corp.	3,788	36
Dover Downs Gaming & Entertainment, Inc.	2,907	36
Angelica Corp.	1,287	36
* Elizabeth Arden, Inc.	1,500	36
* Kforce Inc.	3,231	35
* CSK Auto Corp.	2,006	35
* Krispy Kreme Doughnuts, Inc.	4,602	35
* Heidrick & Struggles International, Inc.	954	35
* 1-800-FLOWERS.COM, Inc.	4,632	35
* Wireless Facilities, Inc.	5,579	35
* O'Charley's Inc.	1,600	35
* Volt Information Sciences Inc.	1,436	35
* PDI, Inc.	1,691	35
* S&K Famous Brands Inc.	2,067	34
* Nexstar Broadcasting Group, Inc.	4,752	34
* Candie's, Inc.	7,208	33
* iVillage Inc.	5,432	33
* Learning Tree International, Inc.	2,288	33
* Pegasus Solutions Inc.	2,764	33
* NIC Inc.	6,831	33
* Retail Ventures, Inc.	3,569	33
* Syms Corp.	2,395	32
* Labor Ready, Inc.	1,696	32
Courier Corp.	600	31
Mannatech, Inc.	1,600	31
* Salem Communications Corp.	1,500	31
* PC Connection, Inc.	5,248	31
* Perry Ellis International Corp.	1,372	31
* RC2 Corp.	903	31
* The Princeton Review, Inc.	5,500	30
* Neoforma, Inc.	3,798	30
* LodgeNet Entertainment Corp.	1,600	30
Dover Motorsports, Inc.	5,954	30
* Regent Communications, Inc.	5,607	30
Hancock Fabrics, Inc.	4,023	30
* Stamps.com Inc.	1,779	30
Startek, Inc.	1,746	29
* 1-800 CONTACTS, Inc.	1,400	29
UniFirst Corp.	726	29
* Bally Total Fitness Holding Corp.	8,138	28
Triarc Cos., Inc. Class A	1,994	28
Haggar Corp.	1,400	28
* Innotrac Corp.	3,214	28
* Monarch Casino & Resort, Inc.	1,400	28
* Universal Electronics, Inc.	1,648	28
* EZCORP, Inc.	2,091	28
* TiVo Inc.	5,343	28
* United Online, Inc.	2,630	28
* Midas Inc.	1,185	27
* First Consulting Group, Inc.	5,192	27
Ambassadors Group, Inc.	800	27
* The Boyds Collection, Ltd.	11,416	26
CPI Corp.	1,745	26
* Asbury Automotive Group, Inc.	1,700	26
* Hudson Highland Group, Inc.	1,518	26
* The Wet Seal, Inc. Class A	7,443	26
* JAMDAT Mobile Inc.	1,500	26
* Applica Inc.	5,044	25
* Nashua Corp.	2,899	25
* Cenveo Inc.	4,425	25
* Department 56 Inc.	1,426	25
* Advanced Marketing Services	4,122	25
* Atari, Inc.	7,811	25
* Radio One, Inc.	1,680	25
Superior Uniform Group, Inc.	1,793	25
Inter Parfums, Inc.	1,600	23
* Genesco, Inc.	800	23
* Group 1 Automotive, Inc.	862	23
* Saga Communications, Inc.	1,400	23
* Enesco Group, Inc.	3,297	22
* NetRatings, Inc.	1,380	21
* Friendly Ice Cream Corp.	2,582	21
Cadmus Communications	1,449	20
* PriceSmart, Inc.	2,763	20
* PLATO Learning, Inc.	2,572	20
* Sharper Image Corp.	1,200	20
* Navigant International, Inc.	1,440	20
* SM&A Corp.	2,359	19
* Lazare Kaplan International, Inc.	1,707	19
* Luby's, Inc.	2,513	19
* Brookstone, Inc.	1,200	19
* Multimedia Games Inc.	2,500	19
* Geo Group Inc.	677	19
* Beasley Broadcast Group, Inc.	1,080	19
Fedders Corp.	6,886	19
Goody's Family Clothing	2,095	19
* Conn's, Inc.	995	19
Allen Organ Co.	283	18
* Management Network Group Inc.	7,610	18
Blockbuster Inc. Class B	2,111	18
Traffix, Inc.	3,467	18
Russ Berrie and Co., Inc.	900	17
* West Marine, Inc.	800	17
* Blue Nile Inc.	600	17
* iPass Inc.	2,700	16
* MarineMax, Inc.	500	16
* On Assignment, Inc.	3,055	16
* Fisher Communications, Inc.	300	15
* Concord Camera Corp.	8,500	15
Lithia Motors, Inc.	600	15
* Harris Interactive Inc.	3,300	15
* Medical Staffing Network Holdings, Inc.	2,300	15
* Worldwide Restaurant Concepts Inc.	2,964	15
* Carriage Services, Inc.	2,708	15
Carmike Cinemas, Inc.	400	15
* ParkerVision, Inc.	1,902	15
* Tweeter Home Entertainment Group, Inc.	2,600	14
* LECG Corp.	734	14
* Checkers Drive-In Restaurants, Inc.	1,088	14
* Strategic Distribution, Inc.	1,081	14
* Pegasus Communications Corp.	1,056	14
* Perficient, Inc.	1,810	14
* Cornell Companies, Inc.	1,100	14
* Navarre Corp.	1,714	14
* Spherix Inc.	4,519	14
* FindWhat.com	1,300	13
Lawson Products, Inc.	284	13
* Raindance Communications, Inc.	5,187	13
* SITEL Corp.	6,305	12
* FTD Group, Inc.	1,000	12
* Digital Impact, Inc.	3,471	12
* CKX, Inc.	485	12
* Daily Journal Corp.	260	12
CSS Industries, Inc.	313	11
* Mothers Work, Inc.	800	11
Schawk, Inc.	600	11
* Correctional Services Corp.	4,325	11
* Deckers Outdoor Corp.	300	11
* Wyndham International, Inc. Class A	13,380	11
* Oneida Ltd.	4,222	11
* Gander Mountain Co.	800	10
* Big Dog Holdings, Inc.	1,650	10
* Buca, Inc.	1,600	10
* LKQ Corp.	473	9
Haverty Furniture Cos., Inc.	600	9
* Century Casinos, Inc.	1,000	9
* Alderwoods Group, Inc.	709	9
* Franklin Electronic Publishers, Inc.	2,242	9
* Emerson Radio Corp.	2,400	8
* Digital Generation Systems	6,395	8
* Champps Entertainment Inc.	900	8
* Greg Manning Auctions, Inc.	800	8
* Gartner, Inc. Class B	841	8
Stephan Co.	1,743	8
* Total Entertainment Restaurant Corp.	667	8
* Cellstar Corp.	3,217	7
* Synagro Technologies Inc.	1,506	7
* Interstate Hotels & Resorts, Inc.	1,462	7
* Greenfield Online, Inc.	300	6
* Medialink Worldwide, Inc.	1,489	6
* SPEEDUS Corp.	2,777	6
* eMerge Interactive, Inc.	6,634	6
* Protection One, Inc. Com New	188	5
* Metro One Telecommunications, Inc.	3,900	5
Flexsteel Industry	300	5
* Internap Network Services Corp.	8,392	5
* APAC Teleservices, Inc.	3,928	5
* Systemax Inc.	848	5
* COMFORCE Corp.	2,081	5
* Edgewater Technology, Inc.	1,077	4
* Pfsweb Inc.	1,689	4
* LookSmart, Ltd.	4,764	4
* ICT Group, Inc.	375	4
* Acme Communications, Inc.	800	4
Fastclick, Inc.	300	4
ILX Resorts Inc.	329	3
* EasyLink Services Corp.	3,048	3
* Empire Resorts Inc.	400	3
Waste Industries USA, Inc.	200	3
* Trump Hotels & Casino Resorts, Inc.	1,687	3
* Exponent, Inc.	100	2
* Register.com, Inc.	397	2
Craftmade International, Inc.	100	2
* Mayor's Jeweler's, Inc.	2,977	2
* Paxson Communications Corp.	2,800	2
* A.T. Cross Co. Class A	300	2
News Corp., Inc., Class B	100	2
* Gallery of History, Inc.	466	1
Star Buffet, Inc.	186	1
* 24/7 Real Media, Inc.	380	1
* Brillian Corp.	666	1
* Marchex, Inc.	60	1
* Onvia.com, Inc.	174	1
* Verticalnet, Inc.	850	1
* Geerlings & Wade Inc.	764	1
* LQ Corp. Inc.	381	1
* Rainmaker Systems, Inc.	992	1
* National Technical Systems, Inc.	107	-
* Major Automotive Cos., Inc.	435	-
* Vermont Teddy Bear Co., Inc.	59	-
* Onstream Media Corp	139	-
* VCampus Corp.	142	-
Escrow Bush Industries, Inc.	3,784	-
* Fresh Choice, Inc.	1,092	-
* Gadzooks, Inc.	3,843	-
* CTI Industries Corp.	71	-
WPP Group PLC ADR	1	-
* Provo International Inc.	876	-
* Headway Corporate Resources, Inc.	3,808	-

		174,638

Consumer Staples (6.6%)
Altria Group, Inc.	149,978	9,807
The Procter & Gamble Co.	184,319	9,769
The Coca-Cola Co.	176,942	7,373
PepsiCo, Inc.	123,172	6,532
Kraft Foods Inc.	125,108	4,135
Walgreen Co.	74,947	3,329
Anheuser-Busch Cos., Inc.	58,549	2,775
Colgate-Palmolive Co.	38,834	2,026
Sysco Corp.	46,673	1,671
CVS Corp.	29,091	1,531
General Mills, Inc.	27,841	1,368
Kellogg Co.	29,992	1,298
Sara Lee Corp.	57,927	1,284
Hershey Foods Corp.	18,031	1,090
Wm. Wrigley Jr. Co.	16,472	1,080
ConAgra Foods, Inc.	38,682	1,045
The Clorox Co.	15,598	983
H.J. Heinz Co.	25,723	948
Reynolds American Inc.	10,881	877
* The Kroger Co.	54,580	875
Campbell Soup Co.	30,038	872
Coca-Cola Enterprises, Inc.	34,268	703
UST, Inc.	12,112	626
* Safeway, Inc.	32,561	603
Albertson's, Inc.	26,724	552
The Pepsi Bottling Group, Inc.	18,347	511
Brown-Forman Corp. Class B	8,839	484
Molson Coors Brewing Co. Class B	6,074	469
Whole Foods Market, Inc.	4,514	461
Tyson Foods, Inc.	25,644	428
* Constellation Brands, Inc. Class A	7,848	415
* Dean Foods Co.	10,863	373
McCormick & Co., Inc.	10,050	346
SuperValu Inc.	9,962	332
Hormel Foods Corp.	10,142	316
* Smithfield Foods, Inc.	8,136	257
PepsiAmericas, Inc.	9,971	226
J.M. Smucker Co.	4,196	211
* 7-Eleven, Inc.	8,181	197
Pilgrim's Pride Corp.	4,758	170
* Del Monte Foods Co.	15,246	165
Church & Dwight, Inc.	4,423	157
* Rite Aid Corp.	37,457	148
Fresh Del Monte Produce Inc.	4,043	123
Tootsie Roll Industries, Inc.	4,015	120
* NBTY, Inc.	4,736	119
Ralcorp Holdings, Inc.	2,162	102
Ruddick Corp.	4,415	102
Longs Drug Stores, Inc.	2,682	92
* Performance Food Group Co.	3,287	91
Weis Markets, Inc.	2,372	87
Flowers Foods, Inc.	3,090	87
Sensient Technologies Corp.	3,912	84
Universal Corp. (VA)	1,801	82
Casey's General Stores, Inc.	4,478	80
* The Great Atlantic & Pacific Tea Co., Inc.	5,133	76
Chiquita Brands International, Inc.	2,816	75
Seaboard Corp.	70	75
* Hain Celestial Group, Inc.	3,924	73
Sanderson Farms, Inc.	1,650	71
Lance, Inc.	4,349	70
Vector Group Ltd.	4,065	63
Schweitzer-Mauduit International, Inc.	1,685	57
* Pathmark Stores, Inc.	8,260	52
Nash-Finch Co.	1,299	49
Standard Commercial Tobacco Co.	2,440	45
American Italian Pasta Co.	1,451	40
* Boston Beer Co., Inc. Class A	1,486	33
* Smart & Final Inc.	2,400	29
* M&F Worldwide Corp.	2,122	28
Dimon Inc.	4,458	28
Coca-Cola Bottling Co.	522	27
* Todhunter International, Inc.	1,975	26
Farmer Brothers, Inc.	980	23
* Provide Commerce Inc.	800	23
* Peet's Coffee & Tea Inc.	800	20
* Wild Oats Markets Inc.	1,800	19
J & J Snack Foods Corp.	300	14
* Lifeway Foods, Inc.	1,554	13
* John B. Sanfilippo & Son, Inc.	500	12
* Green Mountain Coffee Roasters, Inc.	500	12
* Omega Protein Corp.	1,100	8
Arden Group Inc. Class A	100	7
Rocky Mountain Chocolate Factory, Inc.	263	6
* Nutrition 21 Inc.	4,377	6
* Nutraceutical International Corp.	300	5
* Star Scientific, Inc.	800	4
* Redhook Ale Brewery, Inc.	825	3
* Diedrich Coffee, Inc.	25	-

		71,079

Financial Services (21.0%)
Citigroup, Inc.	379,318	17,047
Bank of America Corp.	295,247	13,020
American International Group, Inc.	190,403	10,550
JPMorgan Chase & Co.	260,361	9,008
Wells Fargo & Co.	123,735	7,399
Wachovia Corp.	116,084	5,910
American Express Co.	91,784	4,715
Morgan Stanley	79,468	4,550
U.S. Bancorp	136,551	3,935
The Goldman Sachs Group, Inc.	35,258	3,878
Fannie Mae	70,743	3,852
Merrill Lynch & Co., Inc.	67,937	3,845
Freddie Mac	50,331	3,181
Allstate Corp.	50,663	2,739
Washington Mutual, Inc.	63,828	2,521
First Data Corp.	62,662	2,463
MBNA Corp.	93,484	2,295
Prudential Financial, Inc.	37,928	2,177
Metropolitan Life Insurance Co.	54,805	2,143
Automatic Data Processing, Inc.	43,110	1,938
Lehman Brothers Holdings, Inc.	20,149	1,897
SunTrust Banks, Inc.	26,179	1,887
Fifth Third Bancorp	43,211	1,857
St. Paul Travelers Cos., Inc.	48,926	1,797
The Bank of New York Co., Inc.	56,818	1,651
BB&T Corp.	40,610	1,587
National City Corp.	47,274	1,584
SLM Corp.	31,413	1,566
The Hartford Financial Services Group Inc.	21,304	1,461
AFLAC Inc.	37,006	1,379
Golden West Financial Corp.	22,424	1,357
Countrywide Financial Corp.	41,256	1,339
Progressive Corp. of Ohio	14,589	1,339
Capital One Financial Corp.	17,773	1,329
Franklin Resources Corp.	18,279	1,255
Marsh & McLennan Cos., Inc.	38,125	1,160
The Chubb Corp.	13,992	1,109
Regions Financial Corp.	33,798	1,095
State Street Corp.	24,517	1,072
PNC Financial Services Group	20,686	1,065
Charles Schwab Corp.	99,788	1,049
Loews Corp.	13,549	996
Genworth Financial Inc.	35,901	988
Simon Property Group, Inc. REIT	16,203	982
KeyCorp	29,756	966
North Fork Bancorp, Inc.	34,210	949
Paychex, Inc.	27,681	908
CIGNA Corp.	10,021	895
Equity Office Properties Trust REIT	29,505	889
Mellon Financial Corp.	31,071	887
The Principal Financial Group, Inc.	22,837	879
Moody's Corp.	10,840	877
M & T Bank Corp.	8,502	868
Bear Stearns Co., Inc.	7,501	749
* SunGard Data Systems, Inc.	21,178	731
Northern Trust Corp.	16,133	701
Comerica, Inc.	12,535	690
Marshall & Ilsley Corp.	16,343	682
AmSouth Bancorp	25,858	671
UnionBanCal Corp.	10,918	669
Equity Residential REIT	20,450	659
Vornado Realty Trust REIT	9,186	636
Synovus Financial Corp.	22,728	633
H & R Block, Inc.	12,356	625
Sovereign Bancorp, Inc.	27,548	610
Legg Mason Inc.	7,648	598
Ambac Financial Group, Inc.	7,931	593
CIT Group Inc.	15,493	589
Lincoln National Corp.	12,885	582
* Fiserv, Inc.	14,305	569
T. Rowe Price Group Inc.	9,412	559
MBIA, Inc.	10,484	548
General Growth Properties Inc. REIT	16,040	547
Public Storage, Inc. REIT	9,461	539
Cincinnati Financial Corp.	12,289	536
Aon Corp.	23,225	530
* CNA Financial Corp.	18,651	523
Hudson City Bancorp, Inc.	13,767	503
Archstone-Smith Trust REIT	14,682	501
ProLogis REIT	13,389	497
Jefferson-Pilot Corp.	9,979	489
Plum Creek Timber Co. Inc. REIT	13,425	479
Boston Properties, Inc. REIT	7,927	477
White Mountains Insurance Group Inc.	782	476
Popular, Inc.	19,438	473
The Chicago Mercantile Exchange	2,430	471
Zions Bancorp	6,511	449
SAFECO Corp.	9,196	448
MGIC Investment Corp.	7,230	446
Kimco Realty Corp. REIT	8,094	436
* TD Banknorth, Inc.	13,804	431
Torchmark Corp.	8,079	422
Host Marriott Corp. REIT	25,238	418
Compass Bancshares Inc.	9,032	410
Huntington Bancshares Inc.	17,001	406
Fidelity National Financial, Inc.	12,112	399
Commerce Bancorp, Inc.	11,534	375
* Providian Financial Corp.	21,496	369
First Horizon National Corp.	9,016	368
UnumProvident Corp.	21,532	366
Hibernia Corp. Class A	11,419	366
Total System Services, Inc.	14,447	361
New York Community Bancorp, Inc.	19,478	354
Avalonbay Communities, Inc. REIT	5,217	349
Assurant, Inc.	10,100	340
iStar Financial Inc. REIT	8,183	337
* WellChoice Inc.	6,100	325
* E*TRADE Financial Corp.	26,955	323
Radian Group, Inc.	6,708	320
Transatlantic Holdings, Inc.	4,782	317
* The Dun & Bradstreet Corp.	5,109	314
* Ameritrade Holding Corp.	30,561	312
Old Republic International Corp.	13,397	312
Duke Realty Corp. REIT	10,439	312
Equifax, Inc.	10,023	308
W.R. Berkley Corp.	6,136	304
Student Loan Corp.	1,454	304
Developers Diversified Realty Corp. REIT	7,440	296
Associated Banc-Corp	9,448	295
Mercantile Bankshares Corp.	5,751	292
* DST Systems, Inc.	6,044	279
TCF Financial Corp.	10,278	279
People's Bank	6,773	277
* The First Marblehead Corp.	4,775	275
SEI Corp.	7,573	274
* AmeriCredit Corp.	11,474	269
Leucadia National Corp.	7,735	266
* CheckFree Corp.	6,515	266
The PMI Group Inc.	6,962	265
Apartment Investment & Management Co. Class A REIT	6,912	257
A.G. Edwards & Sons, Inc.	5,724	256
City National Corp.	3,578	250
* Markel Corp.	712	246
Janus Capital Group Inc.	17,601	246
Erie Indemnity Co. Class A	4,654	243
Liberty Property Trust REIT	6,184	241
Commerce Bancshares, Inc.	4,976	240
Independence Community Bank Corp.	6,107	238
Investors Financial Services Corp.	4,794	234
* Alliance Data Systems Corp.	5,800	234
Nuveen Investments, Inc. Class A	6,716	230
Brown & Brown, Inc.	4,988	230
Health Care Properties Investors REIT	9,738	229
The Macerich Co. REIT	4,286	228
Eaton Vance Corp.	9,622	226
* Conseco, Inc.	11,030	225
Federated Investors, Inc.	7,955	225
AMB Property Corp. REIT	5,957	225
Unitrin, Inc.	4,928	224
Dow Jones & Co., Inc.	5,933	222
Mercury General Corp.	3,959	219
Weingarten Realty Investors REIT	6,221	215
Regency Centers Corp. REIT	4,476	213
First American Corp.	6,443	212
Trizec Properties, Inc. REIT	11,080	211
Astoria Financial Corp.	8,262	209
Mills Corp. REIT	3,921	207
Sky Financial Group, Inc.	7,668	206
Fulton Financial Corp.	9,351	204
American National Insurance Co.	1,910	202
United Dominion Realty Trust REIT	9,611	201
Catellus Development Corp. REIT	7,493	200
Colonial BancGroup, Inc.	9,677	199
Protective Life Corp.	5,002	197
Hospitality Properties Trust REIT	4,859	196
* CapitalSource Inc.	8,500	196
Arthur J. Gallagher & Co.	6,723	194
Ryder System, Inc.	4,623	193
Thornburg Mortgage, Inc. REIT	6,872	193
Reinsurance Group of America, Inc.	4,448	189
New Plan Excel Realty Trust REIT	7,491	188
Valley National Bancorp	7,207	186
Capitol Federal Financial	5,306	184
Mack-Cali Realty Corp. REIT	4,336	184
HCC Insurance Holdings, Inc.	5,047	183
Rayonier Inc. REIT	3,675	182
Webster Financial Corp.	3,967	180
Federal Realty Investment Trust REIT	3,720	180
Camden Property Trust REIT	3,801	179
Reckson Associates Realty Corp. REIT	5,796	178
Bank of Hawaii Corp.	3,897	176
* CB Richard Ellis Group, Inc.	5,033	176
Global Payments Inc.	2,723	176
HRPT Properties Trust REIT	14,699	175
Doral Financial Corp.	7,913	173
* BOK Financial Corp.	4,244	173
StanCorp Financial Group, Inc.	2,023	172
Fair, Isaac, Inc.	4,900	169
Pan Pacific Retail Properties, Inc. REIT	2,929	166
Wilmington Trust Corp.	4,724	166
FirstMerit Corp.	6,196	166
Friedman, Billings, Ramsey Group, Inc. REIT	10,391	165
SL Green Realty Corp. REIT	2,933	165
Cullen/Frost Bankers, Inc.	3,648	165
American Financial Group, Inc.	5,321	164
New Century REIT, Inc.	3,500	164
Annaly Mortgage Management Inc. REIT	8,685	163
Raymond James Financial, Inc.	5,335	162
Arden Realty Group, Inc. REIT	4,677	158
Certegy, Inc.	4,564	158
CBL & Associates Properties, Inc. REIT	2,203	158
Westcorp, Inc.	3,694	156
The South Financial Group, Inc.	5,068	155
* Alleghany Corp.	558	155
Ventas, Inc. REIT	6,137	153
Jefferies Group, Inc.	4,056	153
IndyMac Bancorp, Inc.	4,333	147
CenterPoint Properties Corp. REIT	3,568	146
Nationwide Financial Services, Inc.	4,044	145
Commerce Group, Inc.	2,339	145
Washington Federal Inc.	6,181	144
* Instinet Group Inc.	24,201	142
Deluxe Corp.	3,561	142
Shurgard Storage Centers, Inc. Class A REIT	3,372	138
AmerUs Group Co.	2,911	138
* Alexander's, Inc. REIT	569	137
* Interactive Data Corp.	6,606	137
* Allmerica Financial Corp.	3,807	137
East West Bancorp, Inc.	3,700	137
* BISYS Group, Inc.	8,658	136
Whitney Holdings Corp.	3,028	135
* Affiliated Managers Group, Inc.	2,091	130
WFS Financial, Inc.	3,001	129
Realty Income Corp. REIT	5,652	129
UCBH Holdings, Inc.	3,200	128
Healthcare Realty Trust Inc. REIT	3,471	126
BRE Properties Inc. Class A REIT	3,576	126
First BanCorp Puerto Rico	2,963	125
* Philadelphia Consolidated Holding Corp.	1,613	125
International Bancshares Corp.	3,605	125
Downey Financial Corp.	2,001	123
CarrAmerica Realty Corp. REIT	3,870	122
Fremont General Corp.	5,549	122
Westamerica Bancorporation	2,344	121
* Nelnet, Inc.	3,800	121
Trustmark Corp.	4,118	119
MoneyGram International, Inc.	6,304	119
FactSet Research Systems Inc.	3,601	119
W Holding Co., Inc.	11,754	118
Health Care Inc. REIT	3,678	118
Odyssey Re Holdings Corp.	4,680	117
Waddell & Reed Financial, Inc.	5,910	117
BankAtlantic Bancorp, Inc. Class A	6,701	117
Park National Corp.	1,029	116
Crescent Real Estate, Inc. REIT	7,074	116
American Financial Realty Trust REIT	7,900	116
Jack Henry & Associates Inc.	6,417	115
Cathay General Bancorp	3,664	115
GATX Corp.	3,477	115
Inland Real Estate Corp. REIT	7,658	115
NewAlliance Bancshares, Inc.	8,155	114
* Kronos, Inc.	2,227	114
Hudson United Bancorp	3,223	114
BancorpSouth, Inc.	5,457	113
Essex Property Trust, Inc. REIT	1,631	112
First Niagara Financial Group, Inc.	8,472	112
Global Signal, Inc. REIT	3,718	111
* United Rentals, Inc.	5,508	111
First Industrial Realty Trust REIT	2,877	109
* La Quinta Corp. REIT	12,801	109
* Silicon Valley Bancshares	2,468	109
Pennsylvania REIT	2,672	108
* Jones Lang Lasalle Inc.	2,308	108
Prentiss Properties Trust REIT	3,147	108
Brandywine Realty Trust REIT	3,774	107
First Midwest Bancorp, Inc.	3,286	107
United Bankshares, Inc.	3,202	106
First Citizens BancShares Class A	723	106
Texas Regional Bancshares, Inc.	3,496	105
* Ohio Casualty Corp.	4,544	104
Old National Bancorp	5,133	104
21st Century Insurance Group	7,466	104
Impac Mortgage Holdings, Inc. REIT	5,400	104
Equity One, Inc. REIT	4,992	103
Capital Automotive REIT	3,100	103
Susquehanna Bancshares, Inc.	4,184	102
Heritage Property Investment Trust REIT	3,436	102
Equity Lifestyle Properties, Inc. REIT	2,887	102
LaSalle Hotel Properties REIT	3,500	102
Highwood Properties, Inc. REIT	3,780	101
* Danielson Holdings Corp.	5,834	101
Alfa Corp.	6,954	100
Glimcher Realty Trust REIT	4,238	100
* Knight Trading Group, Inc.	10,367	100
MAF Bancorp, Inc.	2,404	100
Pacific Capital Bancorp	3,346	100
UMB Financial Corp.	1,745	99
Delphi Financial Group, Inc.	2,306	99
Taubman Co. REIT	3,566	99
MB Financial, Inc.	2,567	98
Gabelli Asset Management Inc.	2,200	98
Corus Bankshares Inc.	2,057	98
Provident Bankshares Corp.	2,962	98
Provident Financial Services Inc.	5,697	97
BlackRock, Inc.	1,300	97
CVB Financial Corp.	5,361	97
* Sotheby's Holdings Class A	5,637	96
Nationwide Health Properties, Inc. REIT	4,702	95
Newcastle Investment Corp. REIT	3,200	95
* eFunds Corp.	4,242	95
Kilroy Realty Corp. REIT	2,314	95
TrustCo Bank NY	8,222	94
First Republic Bank	2,911	94
First Commonwealth Financial Corp.	6,840	94
Colonial Properties Trust REIT	2,453	94
Zenith National Insurance Corp.	1,801	93
Hilb, Rogal and Hamilton Co.	2,608	93
Advance America Cash Advance Centers Inc.	6,008	93
Umpqua Holdings Corp.	3,973	93
John H. Harland Co.	2,696	93
Selective Insurance Group	2,000	92
* Arch Capital Group Ltd.	2,300	92
National Financial Partners Corp.	2,300	92
The Phoenix Cos., Inc.	7,100	91
Alexandria Real Estate Equities, Inc. REIT	1,400	90
Southwest Bancorporation of Texas, Inc.	4,902	90
Cousins Properties, Inc. REIT	3,447	89
Citizens Banking Corp.	3,031	89
Greater Bay Bancorp	3,641	89
Commercial Capital Bancorp, Inc.	4,359	89
Home Properties, Inc. REIT	2,280	88
Washington REIT	3,070	88
Wintrust Financial Corp.	1,850	87
Entertainment Properties Trust REIT	2,100	87
* ProAssurance Corp.	2,200	87
Post Properties, Inc. REIT	2,791	87
Santander BanCorp	3,273	86
* CompuCredit Corp.	3,232	86
S & T Bancorp, Inc.	2,428	86
Northwest Bancorp, Inc.	4,008	86
Anchor Bancorp Wisconsin Inc.	3,034	85
AMLI Residential Properties Trust REIT	3,100	85
R.L.I. Corp.	2,044	85
Republic Bancorp, Inc.	6,255	85
Commercial Federal Corp.	3,051	84
Chittenden Corp.	3,231	84
R & G Financial Corp. Class B	2,700	84
Senior Housing Properties Trust REIT	5,034	84
* PHH Corp.	3,835	84
Redwood Trust, Inc. REIT	1,631	83
First Financial Bancorp	4,565	83
Financial Federal Corp.	2,343	83
Flagstar Bancorp, Inc.	4,238	83
PS Business Parks, Inc. REIT	2,049	83
* First Federal Financial Corp.	1,615	82
FBL Financial Group, Inc. Class A	2,927	82
First Charter Corp.	3,603	81
Maguire Properties, Inc. REIT	3,400	81
Hancock Holding Co.	2,484	81
Horace Mann Educators Corp.	4,545	81
American Home Mortgage Investment Corp. REIT	2,814	81
Corporate Office Properties Trust, Inc. REIT	3,040	80
UICI	3,289	80
Harbor Florida Bancshares, Inc.	2,335	80
State Auto Financial Corp.	2,971	79
Lexington Corporate Properties Trust REIT	3,600	79
United Community Banks, Inc.	3,300	78
* Universal American Financial Corp.	4,500	78
Anthracite Capital Inc. REIT	6,911	77
LandAmerica Financial Group, Inc.	1,516	76
Commercial Net Lease Realty REIT	4,079	75
Brookline Bancorp, Inc.	5,044	75
* optionsXpress Holdings Inc.	4,632	75
Equity Inns, Inc. REIT	6,782	75
First Financial Bankshares, Inc.	1,670	75
* Ocwen Financial Corp.	9,137	74
Hanmi Financial Corp.	4,448	74
* Triad Guaranty, Inc.	1,394	73
* Investment Technology Group, Inc.	4,156	73
Advanta Corp. Class A	3,470	72
Cash America International Inc.	3,288	72
Novastar Financial, Inc. REIT	2,000	72
* eSPEED, Inc. Class A	7,667	71
McGrath RentCorp	3,016	71
CRT Properties, Inc. REIT	3,221	70
National Health Investors REIT	2,690	70
* BankUnited Financial Corp.	2,577	69
Alabama National BanCorporation	1,100	68
Trustreet Properties, Inc.,	4,400	68
PFF Bancorp, Inc.	2,436	67
* Metris Cos., Inc.	5,790	67
F.N.B. Corp.	3,454	66
Glacier Bancorp, Inc.	2,162	66
* CNA Surety Corp.	4,842	66
Gables Residential Trust REIT	1,941	65
NBT Bancorp, Inc.	2,847	64
Dime Community Bancshares	4,195	64
* Nasdaq Stock Market Inc.	5,947	64
Getty Realty Holding Corp. REIT	2,451	63
Great American Financial Resources, Inc.	3,654	62
Saxon Inc. REIT	3,600	62
* Macquarie Infrastructure Company Trust	2,200	62
Sun Communities, Inc. REIT	1,706	61
Mid-State Bancshares	2,287	61
Community Bank System, Inc.	2,648	61
Sovran Self Storage, Inc. REIT	1,530	61
* Spirit Finance Corp.	5,548	60
Kansas City Life Insurance Co.	1,231	60
Bank Mutual Corp.	5,068	60
* NCO Group, Inc.	3,051	60
Harleysville Group, Inc.	3,000	60
City Holding Co.	2,006	59
Sterling Bancshares, Inc.	4,166	59
Sunstone Hotel Investors, Inc.	2,745	59
Presidential Life Corp.	3,611	59
* PICO Holdings, Inc.	2,256	58
Irwin Financial Corp.	2,511	58
First Community Bancorp	1,300	58
* FelCor Lodging Trust, Inc. REIT	4,608	57
Westbanco Inc.	2,076	57
Columbia Banking System, Inc.	2,403	57
* International Securities Exchange, Inc.	2,188	57
* World Acceptance Corp.	2,227	57
Charter Financial Corp.	1,700	57
* Accredited Home Lenders Holding Co.	1,560	57
Stewart Information Services Corp.	1,500	56
Midwest Banc Holdings, Inc.	2,820	56
Parkway Properties Inc. REIT	1,200	56
EastGroup Properties, Inc. REIT	1,475	56
Great Southern Bancorp, Inc.	1,712	56
* Piper Jaffray Cos., Inc.	1,518	56
First Indiana Corp.	2,291	55
* Advent Software, Inc.	3,040	55
Cross Timbers Royalty Trust	1,410	55
Riggs National Corp.	2,878	55
Glenborough Realty Trust, Inc. REIT	2,872	55
Harleysville National Corp.	2,579	55
Gold Banc Corp., Inc.	3,888	55
Crawford & Co. Class B	7,625	55
* Credit Acceptance Corp.	2,747	54
* United PanAm Financial Corp.	2,641	54
Universal Health Realty Income REIT	1,894	54
Boston Private Financial Holdings, Inc.	2,231	53
First Financial Corp. (IN)	1,776	52
Independent Bank Corp. (MA)	1,809	52
Central Pacific Financial Co.	1,548	52
* Ace Cash Express, Inc.	2,283	52
U-Store-It Trust	2,983	52
* Sterling Financial Corp.	1,452	52
Fidelity Bankshares, Inc.	2,250	52
First Source Corp.	2,422	52
Correctional Properties Trust REIT	2,026	51
* Digital Insight Corp.	3,101	51
NDCHealth Corp.	3,170	51
Town & Country Trust REIT	1,884	50
LTC Properties, Inc. REIT	2,870	50
United Fire & Casualty Co.	1,460	49
* Euronet Worldwide, Inc.	1,700	49
BancFirst Corp.	700	48
Oriental Financial Group Inc.	2,059	48
Independent Bank Corp. (MI)	1,650	47
First Place Financial Corp.	2,589	47
Interchange Financial Services Corp.	2,738	47
Calamos Asset Management, Inc.	1,751	47
* USI Holdings Corp.	4,000	47
* S1 Corp.	6,755	47
Community Trust Bancorp Inc.	1,623	47
* Encore Capital Group, Inc.	3,200	47
WSFS Financial Corp.	882	46
* Argonaut Group, Inc.	2,177	46
Provident Bancorp, Inc.	3,761	46
Capital City Bank Group, Inc.	1,125	46
Washington Trust Bancorp, Inc.	1,658	46
Medallion Financial Corp.	4,972	45
West Coast Bancorp	1,908	45
U.S.B. Holding Co., Inc.	2,018	45
* American Physicians Capital, Inc.	1,300	45
Suffolk Bancorp	1,348	45
Midland Co.	1,400	44
Associated Estates Realty Corp. REIT	4,413	44
Kramont Realty Trust REIT	1,872	44
First Financial Holdings, Inc.	1,562	43
Safety Insurance Group, Inc.	1,400	43
* HealthExtras, Inc.	2,600	43
* ECC Capital Corporation	7,161	43
Greenhill & Co., Inc.	1,200	43
* National Western Life Insurance Co. Class A	251	43
* LaBranche & Co. Inc.	4,605	43
First Merchants Corp.	1,653	43
Net.Bank, Inc.	4,980	42
National Penn Bancshares Inc.	1,706	42
* Stifel Financial Corp.	1,909	42
Unizan Financial Corp.	1,600	42
Sanders Morris Harris Group Inc.	2,300	42
Bryn Mawr Bank Corp.	2,030	41
Capital Corp. of the West	889	41
Winston Hotels, Inc. REIT	3,518	41
HMN Financial, Inc.	1,313	41
Chemical Financial Corp.	1,247	41
American Land Lease, Inc. REIT	1,751	41
Value Line, Inc.	1,037	40
Anworth Mortgage Asset Corp. REIT	4,200	40
Frontier Financial Corp.	1,039	39
FNB Financial Services Corp.	1,747	39
Innkeepers USA Trust REIT	3,021	39
Flushing Financial Corp.	2,142	39
* Signature Bank	1,466	39
First South Bancorp, Inc.	1,356	38
Partners Trust Financial Group, Inc.	3,603	38
Financial Institutions, Inc.	1,900	38
First Bancorp (NC)	1,662	38
* Portfolio Recovery Associates, Inc.	1,100	37
Prosperity Bancshares, Inc.	1,400	37
NYMAGIC, Inc.	1,545	37
Peoples Holding Co.	1,165	36
* CyberSource Corp.	6,974	36
Sizeler Property Investors, Inc. REIT	3,028	36
First Potomac REIT	1,569	36
First Federal Bancshares of Arkansas, Inc.	1,506	36
CFS Bancorp, Inc.	2,600	36
Omega Financial Corp.	1,192	36
Seacoast Banking Corp. of Florida	1,789	35
RAIT Investment Trust REIT	1,300	35
* Kearny Financial Corporation	3,097	34
Arrow Financial Corp.	1,262	34
Capital Bank Corp.	2,069	34
Community Banks, Inc.	1,373	34
Century Bancorp, Inc. Class A	1,190	34
* Tradestation Group Inc.	5,606	34
* iPayment Holdings, Inc.	800	34
Ashford Hospitality Trust REIT	3,300	34
* Ampal-American Israel Corp.	7,803	33
Mid-America Apartment Communities, Inc. REIT	900	33
* Asset Acceptance Capital Corp.	1,700	32
* MeriStar Hospitality Corp. REIT	4,629	32
Capital Trust Class A REIT	970	32
Amcore Financial, Inc.	1,134	32
PrivateBancorp, Inc.	1,000	31
* Huron Consulting Group Inc.	1,515	31
Infinity Property & Casualty Corp.	1,000	31
* Ameriserv Financial Inc.	5,569	31
Summit Bancshares, Inc.	1,824	31
OceanFirst Financial Corp.	1,349	31
Banner Corp.	1,141	31
* Prime Group Realty Trust REIT	4,282	31
Tanger Factory Outlet Centers, Inc. REIT	1,384	30
Capitol Bancorp Ltd.	1,000	30
Horizon Financial Corp.	1,605	30
Simmons First National Corp.	1,210	30
Cascade Bancorp	1,542	30
MFA Mortgage Investments, Inc. REIT	3,900	30
HF Financial Corp.	1,414	29
GMH Communities Trust	2,501	29
TF Financial Corp.	1,016	29
* First Mariner Bancorp, Inc.	1,646	29
Sterling Bancorp	1,200	29
* PRG-Schultz International, Inc.	5,772	29
Investors Title Co.	748	29
Farmers Capital Bank Corp.	846	29
AmeriVest Properties, Inc. REIT	5,500	28
Southwest Bancorp, Inc.	1,540	28
Bedford Property Investors, Inc. REIT	1,300	28
Wayne Savings Bancshares, Inc.	1,773	28
Pulaski Financial Corp.	1,362	28
BCSB Bankcorp, Inc.	1,951	28
Greater Community Bancorp	1,752	28
* Willis Lease Finance Corp.	3,389	28
Newmil Bancorp, Inc.	950	27
HopFed Bancorp, Inc.	1,605	27
Omega Healthcare Investors, Inc. REIT	2,437	27
* Marlin Business Services Inc.	1,295	26
Comm Bancorp, Inc.	639	26
Sterling Financial Corp. (PA)	1,006	26
State Financial Services Corp. Class A	701	26
Community West Bancshares	2,110	26
Sandy Spring Bancorp, Inc.	794	26
Bimini Mortgage Management, Inc.	1,821	25
KNBT Bancorp Inc.	1,643	25
* ITLA Capital Corp.	500	25
Codorus Valley Bancorp, Inc.	1,297	25
* E-LOAN, Inc.	9,408	25
LSB Corp.	1,398	25
* Ceres Group, Inc.	4,566	25
Cohen & Steers, Inc.	1,500	25
Wainwright Bank & Trust Co.	2,050	25
Digital Realty Trust, Inc.	1,700	24
* Criimi Mae, Inc. REIT	1,204	24
Oak Hill Financial, Inc.	710	24
Team Financial, Inc.	1,658	24
First Keystone Financial, Inc.	1,097	24
Meta Financial Group, Inc.	1,049	24
Nara Bancorp, Inc.	1,672	23
* TNS Inc.	1,300	23
Columbia Bancorp	726	23
* HomeStore, Inc.	10,278	23
BioMed Realty Trust, Inc. REIT	1,100	23
Integra Bank Corp.	1,000	22
American Mortgage Acceptance Co. REIT	1,600	22
Mortgageit Holdings Inc. REIT	1,384	22
Bay View Capital Corp.	1,360	22
* MarketAxess Holdings, Inc.	1,932	22
* Banc Corp.	2,068	21
Main Street Banks, Inc.	800	21
Provident Financial Holdings, Inc.	706	21
Baldwin & Lyons, Inc. Class B	800	21
* Navigators Group, Inc.	624	21
Strategic Hotel Capital, Inc. REIT	1,400	21
Vesta Insurance Group, Inc.	5,786	21
Affordable Residential Communities REIT	1,622	21
First State Bancorporation	1,200	20
Merchants Bancshares, Inc.	752	20
Ameriana Bancorp	1,500	20
Peoples Bancorp, Inc.	735	20
North Valley Bancorp	1,042	20
Commercial Bankshares, Inc.	500	20
Massbank Corp.	513	19
Heritage Financial Corp.	862	19
Greater Delaware Valley Savings Bank	663	19
Saul Centers, Inc. REIT	600	19
Bank of the Ozarks, Inc.	600	19
Capstead Mortgage Corp. REIT	2,186	19
Shore Bancshares, Inc.	600	19
German American Bancorp	1,188	18
BancTrust Financial Group, Inc.	900	18
First Defiance Financial Corp.	700	18
Old Second Bancorp, Inc.	600	18
* CCC Information Services Group	783	18
* KMG America Corp.	1,817	18
Maxcor Financial Group Inc.	1,500	18
Bristol West Holdings, Inc.	1,100	17
IBERIABANK Corp.	300	17
* Abington Community Bancorp, Inc.	1,307	17
* Texas Capital Bancshares, Inc.	800	17
American Equity Investment Life Holding Co.	1,300	17
Chester Valley Bancorp	631	16
* PMA Capital Corp. Class A	2,000	16
* Franklin Bank Corp.	900	16
Rainier Pacific Financial Group Inc.	975	15
* Investors Capital Holdings, Ltd.	3,067	15
* Carreker Corp.	2,700	15
CoBiz Inc.	750	15
Highland Hospitality Corp. REIT	1,400	14
* AmericanWest Bancorporation	750	14
Federal Agricultural Mortgage Corp. Class A	1,021	14
Republic Bancorp, Inc. Class A	645	14
* Amnet Mortgage INC	1,553	14
Belmont Bancorp	2,366	14
Government Properties Trust, Inc. REIT	1,400	14
Sound Federal Bancorp Inc.	900	14
Foothill Independent Bancorp	545	14
First M&F Corp.	400	14
Ramco-Gershenson Properties Trust REIT	500	14
Luminent Mortgage Capital, Inc. REIT	1,200	13
* First Union Real Estate REIT	3,259	13
Citizens First Financial Corp.	387	13
Acadia Realty Trust REIT	800	13
SWS Group, Inc.	800	13
TriCo Bancshares	600	13
Security Bank Corp.	300	12
Urstadt Biddle Properties Class A REIT	800	12
American National Bankshares Inc.	500	12
Yardville National Bancorp	363	12
* Central Coast Bancorp	687	12
Pennrock Financial Services Corp.	329	11
MutualFirst Financial Inc.	500	11
* Consumer Portfolio Services, Inc.	2,320	11
Capital Title Group, Inc.	1,848	11
FirstBank Corp.	396	11
Center Bancorp, Inc.	840	10
United Mobile Homes, Inc. REIT	648	10
Investors Real Estate Trust REIT	1,100	10
LSB Bancshares, Inc.	600	10
First United Corp.	500	10
United Community Financial Corp.	900	10
* GFI Group Inc.	369	10
Peapack Gladstone Financial Corp.	363	10
* TheStreet.com, Inc.	2,242	10
FNB Corp. (VA)	371	10
Community Bancorp Inc.	300	9
Camco Financial Corp.	670	9
Tompkins Trustco, Inc.	220	9
Pennfed Financial Services, Inc.	600	9
* Fieldstone Investment Corp. REIT	596	9
Kite Realty Group Trust REIT	600	9
Unity Bancorp, Inc.	717	9
First Financial Service Corp.	330	9
* First Cash Financial Services, Inc.	400	8
BRT Realty Trust REIT	400	8
Citizens South Banking Corp.	600	8
ESB Financial Corp.	600	8
Extra Space Storage Inc. REIT	600	8
* Republic First Bancorp, Inc.	550	8
EFC Bancorp, Inc	300	8
Westfield Financial, Inc.	300	8
Leesport Financial Corp.	315	7
Jefferson Bancshares, Inc.	600	7
* Sun Bancorp, Inc. (NJ)	315	7
BNP Residential Properties, Inc. REIT	444	7
Placer Sierra Bancshares	300	7
Eastern Virginia Bankshares, Inc.	300	7
* Pacific Mercantile Bancorp	500	7
* Hypercom Corp.	1,400	7
Royal Bancshares of Pennsylvania, Inc.	285	6
CityBank Lynnwood WA	200	6
Cavalry Bancorp, Inc.	300	6
Mission West Properties Inc. REIT	600	6
HomeBanc Corp. REIT	700	6
Community Bank of Northern Virginia	300	6
Humphrey Hospitality Trust, Inc. REIT	1,565	6
* Portal Software, Inc.	2,426	6
Ziegler Cos., Inc.	271	6
Bank of Granite Corp.	300	6
* Heritage Commerce Corp.	300	6
* American Independence Corp.	390	5
* Eurobancshares, Inc.	300	5
Habersham Bancorp	209	5
* FirstCity Financial Corp.	371	5
* Boykin Lodging Co. REIT	500	5
* Collegiate Funding Services, Inc.	300	5
* The Bancorp Inc.	330	5
First Busey Corp.	219	4
FFLC Bancorp, Inc.	100	4
FNB Corp. (NC)	200	4
* Intersections Inc.	260	4
National Health Realty Inc. REIT	200	4
* Dollar Financial Corp.	300	4
* Track Data Corp.	1,321	3
Berkshire Hills Bancorp, Inc.	100	3
* Pacific Premier Bancorp, Inc.	305	3
Princeton National Bancorp, Inc.	100	3
* ZipRealty, Inc.	200	3
Northern States Financial Corp.	100	3
Citizens 1st Bancorp, Inc.	125	3
Home Federal Bancorp	100	3
NASB Financial Inc.	51	2
Clifton Savings Bancorp, Inc.	173	2
United Financial Corp.	75	2
* Intelidata Technologies Corp.	5,592	2
Burnham Pacific Properties, Inc. REIT	15,143	1
* Cardinal Financial Corp.	102	1
Pittsburgh & West Virginia Railroad REIT	73	1
* InsWeb Corp.	237	1
* Ladenburg Thalmann Financial Services, Inc.	975	1
* Horizon Group Properties, Inc. REIT	64	-
Coastal Financial Corp.	7	-

		224,671

Health Care (12.2%)
Johnson & Johnson	216,851	14,564
Pfizer Inc.	550,490	14,461
* Amgen, Inc.	92,842	5,404
Abbott Laboratories	113,918	5,311
Merck & Co., Inc.	162,187	5,250
UnitedHealth Group Inc.	47,792	4,558
Medtronic, Inc.	88,388	4,503
* Genentech, Inc.	76,708	4,342
Eli Lilly & Co.	82,721	4,310
Wyeth	97,604	4,117
Bristol-Myers Squibb Co.	142,281	3,622
* WellPoint Inc.	21,640	2,713
Schering-Plough Corp.	107,605	1,953
* Boston Scientific Corp.	61,509	1,802
Cardinal Health, Inc.	31,428	1,754
Guidant Corp.	22,972	1,698
Aetna Inc.	22,406	1,679
HCA Inc.	29,260	1,567
Baxter International, Inc.	44,941	1,527
* Zimmer Holdings, Inc.	17,802	1,385
* Caremark Rx, Inc.	33,311	1,325
Stryker Corp.	29,318	1,308
* Gilead Sciences, Inc.	31,470	1,127
Becton, Dickinson & Co.	18,421	1,076
* Forest Laboratories, Inc.	27,112	1,002
* Medco Health Solutions, Inc.	19,686	976
* Genzyme Corp.-General Division	16,649	953
* St. Jude Medical, Inc.	26,149	941
* Biogen Idec Inc.	24,690	852
McKesson Corp.	21,179	800
Quest Diagnostics, Inc.	7,459	784
Biomet, Inc.	18,528	673
Allergan, Inc.	9,638	670
* Coventry Health Care Inc.	7,727	527
C.R. Bard, Inc.	7,574	516
* Patterson Cos	10,026	501
* Express Scripts Inc.	5,676	495
* Chiron Corp.	13,750	482
* Laboratory Corp. of America Holdings	9,792	472
AmerisourceBergen Corp.	8,182	469
Health Management Associates Class A	17,881	468
* Sepracor Inc.	7,664	440
* MedImmune Inc.	18,036	429
IMS Health, Inc.	16,906	412
* Celgene Corp.	12,006	409
* Tenet Healthcare Corp.	33,778	389
* Humana Inc.	11,708	374
* Hospira, Inc.	11,473	370
* Barr Pharmaceuticals Inc.	7,575	370
* IVAX Corp.	18,370	363
* PacifiCare Health Systems, Inc.	6,288	358
Mylan Laboratories, Inc.	19,517	346
* Varian Medical Systems, Inc.	9,996	343
DENTSPLY International Inc.	5,894	321
* Lincare Holdings, Inc.	7,240	320
* DaVita, Inc.	7,231	303
* Kinetic Concepts, Inc.	5,043	301
Beckman Coulter, Inc.	4,491	298
Bausch & Lomb, Inc.	3,858	283
* Triad Hospitals, Inc.	5,545	278
Omnicare, Inc.	7,585	269
* Invitrogen Corp.	3,876	268
* Health Net Inc.	8,198	268
* American Pharmaceuticals Partners, Inc.	5,134	266
* Watson Pharmaceuticals, Inc.	7,988	245
Cooper Cos., Inc.	3,184	232
Manor Care, Inc.	6,377	232
* Charles River Laboratories, Inc.	4,772	224
* Henry Schein, Inc.	6,230	223
* Community Health Systems, Inc.	6,339	221
* Covance, Inc.	4,634	221
Universal Health Services Class B	4,188	219
* Endo Pharmaceuticals Holdings, Inc.	9,615	217
* ImClone Systems, Inc.	6,002	207
* Pharmaceutical Product Development, Inc.	4,215	204
* WebMD Corp.	22,822	194
* Eon Labs, Inc.	6,400	194
* Cephalon, Inc.	4,099	192
* Affymetrix, Inc.	4,470	191
* Dade Behring Holdings Inc.	3,200	189
* Millennium Pharmaceuticals, Inc.	22,390	189
* Cytyc Corp.	8,066	186
* Edwards Lifesciences Corp.	4,264	184
* Renal Care Group, Inc.	4,855	184
* INAMED Corp.	2,600	182
* Accredo Health, Inc.	3,620	161
* Gen-Probe Inc.	3,600	160
* Millipore Corp.	3,640	158
Valeant Pharmaceuticals International	6,765	152
* OSI Pharmaceuticals, Inc.	3,614	149
* Respironics, Inc.	2,522	147
* King Pharmaceuticals, Inc.	17,635	147
* Stericycle, Inc.	3,183	141
* ResMed Inc.	2,433	137
* IDEXX Laboratories Corp.	2,492	135
* Cerner Corp.	2,570	135
* Martek Biosciences Corp.	2,284	133
* Amylin Pharmaceuticals, Inc.	7,359	129
* AMERIGROUP Corp.	3,500	128
* MGI Pharma, Inc.	4,980	126
* Kos Pharmaceuticals, Inc.	3,000	125
* Sierra Health Services, Inc.	1,920	123
Perrigo Co.	6,351	122
* STERIS Corp.	4,812	122
* Techne Corp.	3,007	121
Medicis Pharmaceutical Corp.	3,982	119
* LifePoint Hospitals, Inc.	2,679	117
* VCA Antech, Inc.	5,800	117
* Andrx Group	5,148	117
* Pediatrix Medical Group, Inc.	1,680	115
* Apria Healthcare Group Inc.	3,527	113
* Intuitive Surgical, Inc.	2,476	113
* Cyberonics, Inc.	2,538	112
* Haemonetics Corp.	2,628	111
* Protein Design Labs, Inc.	6,762	108
* Province Healthcare Co.	4,425	107
Arrow International, Inc.	3,042	104
* Biosite Inc.	1,991	104
Diagnostic Products Corp.	2,120	102
* Sybron Dental Specialties, Inc.	2,849	102
* ICOS Corp.	4,484	101
* United Therapeutics Corp.	2,194	100
* Chattem, Inc.	2,200	98
Invacare Corp.	2,190	98
* Impax Laboratories, Inc.	6,100	98
* Ventana Medical Systems, Inc.	2,598	97
* United Surgical Partners International, Inc.	2,125	97
* Neurocrine Biosciences, Inc.	2,520	96
Mentor Corp.	2,980	96
* Beverly Enterprises, Inc.	7,647	95
* Immucor Inc.	3,131	95
* NeighborCare Inc.	3,219	94
* Advanced Medical Optics, Inc.	2,598	94
* Kindred Healthcare, Inc.	2,664	94
* Sunrise Senior Living, Inc.	1,900	92
* Molina Healthcare Inc.	2,000	92
* Bio-Rad Laboratories, Inc. Class A	1,874	91
* Centene Corp.	3,000	90
* Magellan Health Services, Inc.	2,601	89
* Genencor International Inc.	4,597	88
* Nabi Biopharmaceuticals	7,058	88
* K-V Pharmaceutical Co. Class A	3,692	86
* Human Genome Sciences, Inc.	9,276	86
* VISX Inc.	3,645	85
* DJ Orthopedics Inc.	3,400	85
* American Medical Systems Holdings, Inc.	4,950	85
* IDX Systems Corp.	2,443	85
* Alexion Pharmaceuticals, Inc.	3,912	85
* Integra LifeSciences Holdings	2,400	85
* PAR Pharmaceutical Cos. Inc.	2,500	84
Owens & Minor, Inc. Holding Co.	3,061	83
* Transkaryotic Therapies, Inc.	3,314	83
* Nektar Therapeutics	5,924	83
* Alkermes, Inc.	7,850	81
Quality Systems, Inc.	1,902	81
* The Medicines Co.	3,553	81
* RehabCare Group, Inc.	2,800	80
* MedCath Corp.	2,700	79
Alpharma, Inc. Class A	6,399	79
* Hologic, Inc.	2,438	78
* Eyetech Pharmaceuticals Inc.	2,794	77
* PSS World Medical, Inc.	6,707	76
* Kyphon Inc.	3,000	76
* Alliance Imaging, Inc.	7,900	75
* Onyx Pharmaceuticals, Inc.	2,400	75
* CTI Molecular Imaging, Inc.	3,700	75
* Priority Healthcare Corp. Class B	3,353	73
* Pharmion Corp.	2,500	73
* Zymogenetics, Inc.	4,725	72
* Genesis Healthcare Corp.	1,659	71
* Aspect Medical Systems, Inc.	3,254	70
* Wellcare Group Inc.	2,300	70
* American Healthways Inc.	2,100	69
* PAREXEL International Corp.	2,938	69
* Allscripts Healthcare Solutions, Inc.	4,770	68
* Theravance, Inc.	3,715	68
* Cubist Pharmaceuticals, Inc.	6,337	67
* Prestige Brands Holdings Inc.	3,800	67
* Amedisys Inc.	2,200	67
* Viasys Healthcare Inc.	3,425	65
* Cepheid, Inc.	6,700	65
LCA-Vision Inc.	1,937	64
* Telik, Inc.	4,200	63
* ArthroCare Corp.	2,213	63
* Eclipsys Corp.	4,031	62
* IntraLase Corp.	3,700	62
* SurModics, Inc.	1,911	61
* Closure Medical Corp.	2,264	60
* ICU Medical, Inc.	1,700	60
* CONMED Corp.	1,972	59
* Per-Se Technologies, Inc.	3,825	59
Vital Signs, Inc.	1,457	58
* Lifecore Biomedical Inc.	3,233	57
PolyMedica Corp.	1,800	57
* AmSurg Corp.	2,250	57
* Serologicals Corp.	2,300	56
* Vertex Pharmaceuticals, Inc.	5,967	56
* Connetics Corp.	2,200	56
* InterMune Inc.	5,025	55
* Wright Medical Group, Inc.	2,300	55
* Noven Pharmaceuticals, Inc.	3,223	55
* CV Therapeutics, Inc.	2,683	55
* Foxhollow Technologies Inc.	1,929	54
* Orchid Biosciences, Inc.	4,604	54
* Symmetry Medical Inc.	2,812	53
* Encysive Pharmaceuticals, Inc.	5,223	53
* Antigenics, Inc.	7,921	53
* Thoratec Corp.	4,317	53
* Gentiva Health Services, Inc.	3,250	53
* ARIAD Pharmaceuticals, Inc.	9,300	52
* Salix Pharmaceuticals, Ltd.	3,100	51
* PRA International	1,860	50
BioLase Technology, Inc.	5,800	49
* Molecular Devices Corp.	2,552	48
* Advanced Neuromodulation Systems, Inc.	1,800	48
* BioMarin Pharmaceutical Inc.	9,335	48
* Abgenix, Inc.	6,832	48
* Geron Corp.	7,738	47
* Vicuron Pharmaceuticals Inc.	2,966	47
* SonoSite, Inc.	1,762	46
* Myogen, Inc.	5,800	46
* Exelixis, Inc.	6,633	45
* Idenix Pharmaceuticals Inc.	2,235	44
* ABIOMED, Inc.	4,175	44
* Myriad Genetics, Inc.	2,400	44
* Conor Medsystems, Inc.	2,698	44
* Candela Corp.	4,892	44
* US Physical Therapy, Inc.	3,100	43
* eResearch Technology, Inc.	3,675	43
* AtheroGenics, Inc.	3,300	43
* Enzo Biochem, Inc.	2,968	43
* ImmunoGen, Inc.	8,130	43
* Regeneron Pharmaceuticals, Inc.	8,281	42
* Conceptus, Inc.	5,400	42
* Incyte Corp.	6,148	42
* Matria Healthcare, Inc.	1,356	42
* Adolor Corp.	4,184	42
* OraSure Technologies, Inc.	5,632	41
* Luminex Corp.	5,404	41
* Maxygen Inc.	4,741	41
West Pharmaceutical Services, Inc.	1,700	41
* Bruker BioSciences Corp.	11,212	39
* Applera Corp.-Celera Genomics Group	3,823	39
* Enzon Pharmaceuticals, Inc.	3,804	39
* VaxGen, Inc.	3,020	38
* First Horizon Pharmaceutical Corp.	2,200	37
* SFBC International, Inc.	1,050	37
Meridian Bioscience Inc.	2,432	36
* Cell Genesys, Inc.	7,948	36
* NPS Pharmaceuticals Inc.	2,841	36
* Lexicon Genetics Inc.	6,829	35
Hooper Holmes, Inc.	9,039	35
* Regeneration Technologies, Inc.	3,290	34
* Specialty Laboratories, Inc.	3,533	34
* TriPath Imaging, Inc.	4,789	34
* Albany Molecular Research, Inc.	3,206	33
* Illumina, Inc.	4,076	33
* Odyssey Healthcare, Inc.	2,800	33
* Tanox, Inc.	3,394	33
* BioScrip Inc.	5,376	32
* Dendreon Corp.	5,937	32
* Pharmacyclics, Inc.	4,019	32
* Amicas, Inc.	8,690	32
* Rochester Medical Corp.	2,716	32
* National Dentex Corp.	1,615	32
* Laserscope	1,000	32
* Ligand Pharmaceuticals Inc. Class B	5,500	32
* Durect Corp.	8,525	31
* CorVel Corp.	1,452	31
* Hi-Tech Pharmacal Co., Inc.	1,400	31
* Air Methods Corp.	3,841	31
* Align Technology, Inc.	4,900	31
* Zoll Medical Corp.	1,341	30
* Emisphere Technologies, Inc.	8,150	30
* Hollis-Eden Pharmaceuticals, Inc.	4,200	30
* Pozen Inc.	5,665	30
* Nastech Pharmaceutical Co., Inc.	2,985	29
* Digene Corp.	1,394	29
* Accelrys Inc.	4,797	28
* Bone Care International, Inc.	1,093	28
* Medical Action Industries Inc.	1,500	28
* Wilson Greatbatch Technologies, Inc.	1,500	27
* Third Wave Technologies	4,741	27
* EPIX Pharmaceuticals, Inc.	3,900	27
* VistaCare, Inc.	1,300	27
* Medarex, Inc.	3,645	26
Analogic Corp.	600	26
* NMT Medical, Inc.	3,100	25
* Virologic, Inc.	10,558	25
* OCA Inc.	5,896	25
* Cypress Bioscience, Inc.	2,700	25
* LabOne, Inc.	700	24
* Isis Pharmaceuticals, Inc.	6,225	24
* SuperGen, Inc.	4,928	24
* Inverness Medical Innovations, Inc.	1,007	24
* Able Laboratories, Inc.	1,000	23
* CuraGen Corp.	5,529	23
* Kensey Nash Corp.	828	22
* Corixa Corp.	7,197	22
* Inspire Pharmaceuticals, Inc.	2,700	22
* CardioDynamics International Corp.	7,532	22
* MannKind Corp.	1,500	21
* Trimeris, Inc.	1,826	21
* Penwest Pharmaceuticals Co.	1,563	19
* InKine Pharmaceutical Co., Inc.	6,225	19
* Savient Pharmaceuticals Inc.	6,883	19
* Abaxis, Inc.	2,100	19
* Diversa Corp.	3,702	18
* Indevus Pharmaceuticals, Inc.	6,619	18
* Psychiatric Solutions, Inc.	400	18
Datascope Corp.	600	18
* HMS Holdings Corp.	2,468	18
* Bradley Pharmaceuticals, Inc.	1,900	18
* Progenics Pharmaceuticals, Inc.	1,070	18
Landauer, Inc.	375	18
* BioSphere Medical Inc.	4,500	18
* Possis Medical Inc.	2,100	18
* Microvision, Inc.	3,000	17
* NeoPharm, Inc.	2,214	17
* Gene Logic Inc.	5,467	17
* Curis, Inc.	4,746	17
* Neurogen Corp.	2,387	17
* Corcept Therapeutics Inc.	3,707	17
* Caliper Life Sciences, Inc.	2,609	17
* Embrex, Inc.	1,419	17
* Santarus Inc.	3,396	17
* Vivus, Inc.	5,306	16
* GenVec, Inc.	9,030	16
* Exactech, Inc.	900	15
* VNUS Medical Technologies, Inc.	1,300	15
* Nuvelo, Inc.	2,308	15
* Spectranetics Corp.	2,779	14
* Cell Therapeutics, Inc.	3,930	14
* Theragenics Corp.	4,093	14
* Ista Pharmaceuticals Inc.	1,398	14
* CryoLife Inc.	2,226	14
* Harvard Bioscience, Inc.	3,410	13
* Ciphergen Biosystems, Inc.	4,706	13
* Allied Healthcare International Inc.	2,080	13
* Neogen Corp.	875	13
* Curative Health Services, Inc.	3,739	13
* Aastrom Biosciences, Inc.	6,000	12
* SciClone Pharmaceuticals, Inc.	4,366	12
* Kendle International Inc.	1,075	12
* Immunomedics Inc.	5,002	12
* Nanogen, Inc.	3,386	12
* Columbia Laboratories Inc.	6,100	12
* Lipid Sciences, Inc.	2,862	12
* Carrington Labs Inc.	2,246	12
* Five Star Quality Care, Inc.	1,368	12
* IVAX Diagnostics, Inc.	2,766	11
* SONUS Pharmaceuticals, Inc.	4,183	11
* Sangamo BioSciences, Inc.	2,740	11
* Symbion, Inc.	500	11
* Cerus Corp.	3,442	11
* Advanced Magnetics, Inc.	1,173	10
* Genaissance Pharmaceuticals, Inc.	8,100	10
Psychemedics Corp.	725	10
* Barrier Therapeutics Inc.	563	9
* Merit Medical Systems, Inc.	700	8
* SRI/Surgical Express, Inc.	1,677	8
* Aradigm Corp.	6,575	8
* Northfield Laboratories, Inc.	700	8
* Dyax Corp.	2,379	8
* Maxim Pharmaceuticals, Inc.	4,304	8
* Titan Pharmaceuticals, Inc.	3,367	7
* Oxigene, Inc.	1,815	7
* Vical, Inc.	1,846	7
* Pharmacopeia Drug Discovery	1,398	7
* PRAECIS Pharmaceuticals Inc.	6,704	7
* Curon Medical Inc.	7,226	7
* Aphton Corp.	5,460	7
National Healthcare Corp.	200	7
* Oscient Pharmaceuticals	2,887	7
* Genta Inc.	5,819	7
* Rigel Pharmaceuticals, Inc.	400	6
* Tercica, Inc.	800	6
* Axonyx Inc.	4,900	6
* Large Scale Biology Corp.	6,609	6
* EntreMed, Inc.	2,738	6
* Lanvision Systems, Inc.	1,425	5
* Iridex Corp.	1,100	5
* Neurobiological Technologies, Inc.	1,600	5
* ViroPharma Inc.	2,238	5
* CYTOGEN Corp.	879	5
* Kosan Biosciences, Inc.	1,200	5
* AP Pharma Inc.	3,352	5
* Collagenex Pharmaceuticals, Inc.	1,000	5
* Orphan Medical, Inc.	500	5
* XOMA Ltd.	4,538	5
* Discovery Laboratories, Inc.	800	5
* Cytokinetics, Inc.	671	4
* Aksys, Ltd.	1,337	4
* aaiPharma Inc.	5,900	4
* Rita Medical Systems, Inc.	1,400	4
* Seattle Genetics, Inc.	800	4
* DOV Pharmaceutical, Inc.	300	4
* Novavax, Inc.	2,847	4
* Continucare Corp.	1,581	4
* Sequenom, Inc.	3,558	4
* Tapestry Pharmaceuticals Inc.	6,104	4
* Insmed Inc.	4,380	4
* Novoste Corp.	3,865	3
* Renovis, Inc.	400	3
* PharmaNetics, Inc.	5,064	3
* Icagen, Inc.	500	3
* Synovis Life Technologies, Inc.	300	3
* Cortex Pharmaceuticals, Inc.	1,300	3
* Proxymed Pharmacy, Inc.	320	3
* GTx, Inc.	300	3
* La Jolla Pharmaceutical Co.	3,848	3
* Virologic, Inc. Rights	8,354	3
* Epimmune Inc.	2,068	2
* Targeted Genetics Corp.	3,721	2
* GTC Biotherapeutics, Inc.	2,100	2
* Corgentech Inc.	900	2
* Alteon, Inc.	3,513	2
* Animas Corp.	100	2
* Geopharma Inc.	655	2
* V.I. Technologies, Inc.	654	2
* Solexa, Inc.	204	2
* Matritech Inc.	1,700	2
* Repligen Corp.	1,000	2
* IntraBiotics Pharmaceuticals, Inc.	470	2
* Avigen, Inc.	604	2
* Precision Optics Corp., Inc.	1,564	2
* Transgenomic, Inc.	2,841	2
* SIGA Technologies, Inc.	1,265	2
* Applied Imaging Corp.	2,500	2
* MacroChem Corp.	3,800	1
* Cardima, Inc.	4,715	1
* Bioject Medical Technologies Inc.	1,000	1
* Icoria Inc.	3,296	1
* Interpharm Holdings, Inc.	739	1
* Osteotech, Inc.	300	1
* Biopure Corp.	3,100	1
* Stratagene Holding Corp.	94	1
* The Immune Response Corp.	981	1
* A.D.A.M., Inc.	136	1
* Pure Bioscience	571	1
* IGI, Inc.	418	1
* HealthAxis, Inc.	225	0
* Valentis, Inc.	165	0
* IntegraMed America, Inc.	42	0
* Cytrx Corp.	141	0
* DiaSys Corp.	129	0

		130,531

Integrated Oils (4.6%)
ExxonMobil Corp.	471,579	28,106
ChevronTexaco Corp.	154,931	9,034
ConocoPhillips Co.	50,393	5,434
Occidental Petroleum Corp.	28,682	2,041
Unocal Corp.	19,409	1,197
Marathon Oil Corp.	25,246	1,185
Murphy Oil Corp.	6,727	664
Amerada Hess Corp.	6,682	643
* W&T Offshore, Inc.	4,700	98
* KCS Energy, Inc.	6,233	96
Hugoton Royalty Trust	2,900	86
* Delta Petroleum Corp.	4,700	68
* Giant Industries, Inc.	2,210	57
* GMX Resources Inc.	3,650	42
* Warren Resources Inc.	2,763	30

		48,781

Other Energy (3.4%)
Schlumberger Ltd.	43,137	3,040
Devon Energy Corp.	35,427	1,692
Halliburton Co.	36,532	1,580
Apache Corp.	23,815	1,458
Burlington Resources, Inc.	28,892	1,447
Anadarko Petroleum Corp.	18,249	1,389
Valero Energy Corp.	18,642	1,366
* Transocean Inc.	23,458	1,207
Baker Hughes, Inc.	24,353	1,083
Kerr-McGee Corp.	11,024	864
EOG Resources, Inc.	17,314	844
XTO Energy, Inc.	25,276	830
Williams Cos., Inc.	40,630	764
* Nabors Industries, Inc.	10,891	644
GlobalSantaFe Corp.	17,101	633
BJ Services Co.	11,820	613
* National-Oilwell Varco Inc.	12,177	569
Sunoco, Inc.	5,473	567
* Weatherford International Ltd.	9,742	564
Noble Corp.	9,593	539
Smith International, Inc.	7,612	478
El Paso Corp.	45,009	476
Diamond Offshore Drilling, Inc.	9,474	473
Pioneer Natural Resources Co.	10,633	454
Peabody Energy Corp.	9,434	437
Chesapeake Energy Corp.	19,408	426
ENSCO International, Inc.	10,920	411
Premcor, Inc.	6,500	388
* Newfield Exploration Co.	4,423	328
CONSOL Energy, Inc.	6,504	306
Patterson-UTI Energy, Inc.	12,046	301
Noble Energy, Inc.	4,229	288
* Ultra Petroleum Corp.	5,478	278
Equitable Resources, Inc.	4,538	261
* Reliant Energy, Inc.	21,945	250
* NRG Energy	7,291	249
* Pride International, Inc.	9,968	248
Pogo Producing Co.	4,721	232
Rowan Cos., Inc.	7,763	232
* Cooper Cameron Corp.	4,044	231
Massey Energy Co.	5,491	220
* Grant Prideco, Inc.	8,932	216
Patina Oil & Gas Corp.	5,070	203
* Plains Exploration & Production Co.	5,555	194
Arch Coal, Inc.	4,371	188
* Quicksilver Resources, Inc.	3,688	180
* Tesoro Petroleum Corp.	4,700	174
* Forest Oil Corp.	4,180	169
* FMC Technologies Inc.	4,823	160
* Unit Corp.	3,352	151
Vintage Petroleum, Inc.	4,631	146
Helmerich & Payne, Inc.	3,576	142
* Denbury Resources, Inc.	3,900	137
* Alpha Natural Resources, Inc.	4,572	131
Cabot Oil & Gas Corp.	2,362	130
Range Resources Corp.	5,500	128
* Cal Dive International, Inc.	2,751	125
* Houston Exploration Co.	2,082	119
* Cimarex Energy Co.	2,892	113
* Todco	4,300	111
* Global Industries Ltd.	11,658	110
* Calpine Corp.	38,745	108
* Key Energy Services, Inc.	9,356	107
* Dynegy, Inc.	27,266	107
Penn Virginia Corp.	2,312	106
Holly Corp.	2,836	106
St. Mary Land & Exploration Co.	2,110	106
CARBO Ceramics Inc.	1,490	105
Frontier Oil Corp.	2,824	102
* Grey Wolf, Inc.	15,529	102
* Swift Energy Co.	3,591	102
* Energy Partners, Ltd.	3,898	101
* Encore Acquisition Co.	2,415	100
* Magnum Hunter Resources Inc.	6,080	98
* Superior Energy Services, Inc.	5,500	95
* Stone Energy Corp.	1,941	94
* Syntroleum Corp.	7,673	94
* Comstock Resources, Inc.	3,265	94
* Oceaneering International, Inc.	2,499	94
* Hydrill Co.	1,600	93
Foundation Coal Holdings, Inc.	3,800	89
* Bill Barrett Corp.	3,061	88
* Spinnaker Exploration Co.	2,476	88
* Petroleum Development Corp.	2,300	87
* Universal Compression Holdings, Inc.	2,262	86
* Veritas DGC Inc.	2,845	85
* Remington Oil & Gas Corp.	2,658	84
* Whiting Petroleum Corp.	2,017	82
Berry Petroleum Class A	1,585	82
* McMoRan Exploration Co.	3,895	78
* Goodrich Petroleum Corp.	3,700	78
* ATP Oil & Gas Corp.	3,587	78
* Enbridge Energy Management LLC	1,589	78
* Hanover Compressor Co.	6,375	77
* KFX, Inc.	5,700	76
* Dril-Quip, Inc.	2,328	72
RPC Inc.	4,636	70
* TETRA Technologies, Inc.	2,335	66
* PetroQuest Energy, Inc.	9,800	65
Resource America, Inc.	1,834	64
* Plug Power, Inc.	9,736	64
* Parker Drilling Co.	11,063	64
* TransMontaigne Inc.	7,759	62
* Oil States International, Inc.	3,000	62
* SEACOR Holdings Inc.	959	61
* Harvest Natural Resources, Inc.	5,100	61
* Newpark Resources, Inc.	10,283	61
* Brigham Exploration Co.	6,500	60
* W-H Energy Services, Inc.	2,487	60
* Callon Petroleum Co.	3,766	59
* Clayton Williams Energy, Inc.	2,247	58
* Parallel Petroleum Corp.	7,400	54
* The Meridian Resource Corp.	10,249	53
* Toreador Resources Corp.	2,815	51
* Double Eagle Petroleum Co.	2,471	51
* Atwood Oceanics, Inc.	754	50
* Input/Output, Inc.	7,542	49
* Westmoreland Coal Co.	1,800	45
* The Exploration Co. of Delaware, Inc.	7,500	43
* Petrohawk Energy Corp.	4,000	42
* FuelCell Energy, Inc.	3,060	31
* Prime Energy Corp.	1,426	28
Gulf Island Fabrication, Inc.	1,148	27
Crosstex Energy, Inc.	400	18
* Abraxas Petroleum Corp.	4,300	12
* Global Power Equipment Group Inc.	1,215	12
* Capstone Turbine Corp.	7,214	11
* Harken Energy Corp.	19,883	10
* James River Coal Co.	244	9
* Magellan Petroleum Corp.	5,555	9
* Infinity, Inc.	800	8
* Royale Energy, Inc.	931	8
* U.S. Energy Systems, Inc.	4,134	5
* Torch Offshore, Inc.	3,600	4
* FX Energy, Inc.	200	2
* Horizon Offshore, Inc.	4,889	2
* Wilshire Enterprises, Inc.	190	1
* ICO, Inc.	357	1
* Atlas America, Inc.	32	1
* T-3 Energy Services, Inc.	2	-

		36,483

Materials & Processing (4.5%)
E.I. du Pont de Nemours & Co.	72,590	3,720
Dow Chemical Co.	69,764	3,478
Alcoa Inc.	63,675	1,935
International Paper Co.	35,569	1,309
Monsanto Co.	19,569	1,262
Newmont Mining Corp. (Holding Co.)	29,751	1,257
Weyerhaeuser Co.	17,482	1,198
Archer-Daniels-Midland Co.	47,596	1,170
Praxair, Inc.	23,739	1,136
Masco Corp.	32,510	1,127
Air Products & Chemicals, Inc.	16,684	1,056
PPG Industries, Inc.	12,603	901
Rohm & Haas Co.	16,212	778
American Standard Cos., Inc.	15,776	733
Phelps Dodge Corp.	6,890	701
Georgia Pacific Group	18,946	672
Nucor Corp.	11,638	670
Ecolab, Inc.	18,754	620
Freeport-McMoRan Copper & Gold, Inc. Class B	12,782	506
Avery Dennison Corp.	8,118	503
Lyondell Chemical Co.	17,663	493
MeadWestvaco Corp.	14,796	471
* The Mosaic Co.	27,467	469
Sherwin-Williams Co.	10,472	461
Bunge Ltd.	7,995	431
Vulcan Materials Co.	7,498	426
United States Steel Corp.	8,287	421
* Huntsman Corp.	16,185	377
The St. Joe Co.	5,562	374
Precision Castparts Corp.	4,751	366
Ashland, Inc.	5,177	349
Ball Corp.	8,256	342
Fluor Corp.	6,136	340
Eastman Chemical Co.	5,655	334
Southern Peru Copper Corp.	5,883	326
* Sealed Air Corp.	6,165	320
Sigma-Aldrich Corp.	5,067	310
* Energizer Holdings, Inc.	5,114	306
Lafarge North America Inc.	5,136	300
Temple-Inland Inc.	4,074	296
Smurfit-Stone Container Corp.	18,659	289
* International Steel Group, Inc.	7,100	280
* Owens-Illinois, Inc.	10,857	273
Engelhard Corp.	8,960	269
* Pactiv Corp.	10,973	256
Bemis Co., Inc.	7,804	243
Forest City Enterprise Class A	3,673	234
* Jacobs Engineering Group Inc.	4,118	214
* Celanese Crop	11,649	210
Sonoco Products Co.	7,119	205
Louisiana-Pacific Corp.	7,954	200
Martin Marietta Materials, Inc.	3,536	198
* Nalco Holding Co.	10,400	196
Lubrizol Corp.	4,670	190
* Crown Holdings, Inc.	11,972	186
Packaging Corp. of America	7,664	186
Florida Rock Industries, Inc.	3,162	186
The Timken Co.	6,572	180
Valspar Corp.	3,808	177
Harsco Corp.	2,938	175
Valhi, Inc.	8,526	168
Allegheny Technologies Inc.	6,836	165
Kronos Worldwide, Inc.	3,867	164
* Scotts Miracle-Gro Company	2,314	163
Westlake Chemical Corp.	4,812	156
Bowater Inc.	4,096	154
RPM International, Inc.	8,409	154
Cytec Industries, Inc.	2,823	153
* Glamis Gold, Ltd.	9,511	148
Cabot Corp.	4,380	146
Commercial Metals Co.	4,308	146
Hughes Supply, Inc.	4,870	145
* FMC Corp.	2,635	141
Corn Products International, Inc.	5,358	139
AptarGroup Inc.	2,647	138
Steel Dynamics, Inc.	3,655	126
Airgas, Inc.	5,260	126
* Meridian Gold Co.	7,167	121
Crompton Corp.	8,225	120
York International Corp.	3,055	120
Worthington Industries, Inc.	6,184	119
Albemarle Corp.	3,246	118
Watsco, Inc.	2,753	116
* Hercules, Inc.	7,990	116
Brady Corp. Class A	3,540	115
Great Lakes Chemical Corp.	3,564	114
Greif Inc. Class A	1,619	113
Olin Corp.	4,951	110
Georgia Gulf Corp.	2,391	110
Carpenter Technology Corp.	1,840	109
Cleveland-Cliffs Inc.	1,500	109
Simpson Manufacturing Co.	3,500	108
Delta & Pine Land Co.	3,913	106
Potlatch Corp.	2,137	101
ElkCorp	2,610	100
USEC Inc.	6,155	100
* Shaw Group, Inc.	4,562	99
* USG Corp.	2,999	99
* WCI Communities, Inc.	3,250	98
* Maverick Tube Corp.	2,982	97
Reliance Steel & Aluminum Co.	2,400	96
Quanex Corp.	1,800	96
Minerals Technologies, Inc.	1,437	95
* NL Industries, Inc.	4,088	94
Lennox International Inc.	4,284	94
Longview Fibre Co.	5,000	94
Schnitzer Steel Industries, Inc. Class A	2,775	94
Clarcor Inc.	1,794	93
Brookfield Homes Corp.	2,200	93
Granite Construction Co.	3,533	93
Acuity Brands, Inc.	3,411	92
* URS Corp.	3,109	89
* Armor Holdings, Inc.	2,400	89
* AK Steel Corp.	7,845	87
Kaydon Corp.	2,757	87
Silgan Holdings, Inc.	1,286	84
* Lone Star Technologies, Inc.	2,116	83
Texas Industries, Inc.	1,541	83
* OM Group, Inc.	2,720	83
* Stillwater Mining Co.	8,386	83
Gibraltar Industries Inc.	3,750	82
* Dycom Industries, Inc.	3,556	82
* Quanta Services, Inc.	10,679	81
* Trammell Crow Co.	3,872	80
* Tejon Ranch Co.	1,777	79
* Hecla Mining Co.	14,392	79
Albany International Corp.	2,500	77
* Symyx Technologies, Inc.	3,468	76
* PolyOne Corp.	8,571	76
* Hexcel Corp.	4,879	76
* NCI Building Systems, Inc.	1,960	76
* Titanium Metals Corp.	2,094	75
AMCOL International Corp.	4,008	75
Glatfelter	5,039	74
Cambrex Corp.	3,489	74
Tredegar Corp.	4,244	72
* UAP Holding Corp.	4,288	69
Mueller Industries Inc.	2,452	69
* Oregon Steel Mills, Inc.	2,988	69
Arch Chemicals, Inc.	2,388	68
* Beacon Roofing Supply, Inc.	3,100	68
* Jacuzzi Brands, Inc.	6,753	66
A. Schulman Inc.	3,774	66
* EMCOR Group, Inc.	1,400	66
H.B. Fuller Co.	2,246	65
Royal Gold, Inc.	3,500	64
* Graphic Packaging Corp.	14,100	62
Spartech Corp.	3,108	62
* Mobile Mini, Inc.	1,523	62
Wausau-Mosinee Paper Corp.	4,286	61
* Cabot Microelectronics Corp.	1,921	60
Barnes Group, Inc.	2,209	60
* Energy Conversion Devices, Inc.	2,557	58
* Terra Industries, Inc.	7,469	58
Apogee Enterprises, Inc.	4,008	57
Eagle Materials, Inc. B Shares	725	57
* Gold Kist Inc.	3,576	57
Steel Technologies, Inc.	2,300	55
Myers Industries, Inc.	3,864	55
* Trex Co., Inc.	1,200	53
* Avatar Holding, Inc.	1,134	53
* Buckeye Technology, Inc.	4,899	53
Ryerson Tull, Inc.	4,030	51
* Rogers Corp.	1,255	50
MacDermid, Inc.	1,544	50
Wellman, Inc.	3,463	50
* Interline Brands, Inc.	2,613	50
* Huttig Building Products, Inc.	4,365	48
* Caraustar Industries, Inc.	3,695	48
Eagle Materials, Inc.	577	47
Chesapeake Corp. of Virginia	2,187	46
* Insituform Technologies Inc. Class A	3,150	46
* Northwest Pipe Co.	1,851	46
CIRCOR International, Inc.	1,846	46
* Century Aluminum Co.	1,490	45
* RTI International Metals, Inc.	1,900	44
* A.M. Castle & Co.	3,520	44
* EnerSys	3,345	44
Neenah Paper Inc.	1,300	44
* Coeur d'Alene Mines Corp.	11,761	43
* Lydall, Inc.	3,877	43
* Comfort Systems USA, Inc.	5,506	43
* Zoltek Cos., Inc.	3,479	42
Universal Forest Products, Inc.	1,000	39
Rock-Tenn Co.	2,900	39
* Interface, Inc.	5,627	38
* NewMarket Corp.	2,063	38
Ferro Corp.	2,007	38
* Material Sciences Corp.	2,788	37
Oil-Dri Corp. of America	2,023	37
* Unifi, Inc.	11,114	37
* Omnova Solutions Inc.	6,833	37
* Stratus Properties Inc.	2,199	35
* Maxxam Inc.	1,190	34
The Standard Register Co.	2,700	34
Consolidated-Tomoka Land Co.	580	33
Compass Minerals International	1,300	33
Ampco-Pittsburgh Corp.	2,429	33
Penford Corp.	1,985	32
CompX International Inc.	1,829	31
* W.R. Grace & Co.	3,562	30
* Tarragon Realty Investors Inc. REIT	1,500	30
* Ceradyne, Inc.	1,350	30
* Griffon Corp.	1,400	30
Calgon Carbon Corp.	3,497	30
* Griffin Land & Nurseries, Inc.	1,126	29
* Alico, Inc.	532	28
* U.S. Energy Corp.	4,671	28
* Synalloy Corp.	2,738	28
* Encore Wire Corp.	2,674	27
* AAON, Inc.	1,650	27
Valmont Industries, Inc.	1,200	27
* GrafTech International Ltd.	4,642	26
* NS Group Inc.	826	26
LSI Industries Inc.	2,257	25
Aceto Corp.	3,225	24
WD-40 Co.	700	23
Building Materials Holding Corp.	400	18
* Valence Technology Inc.	5,663	17
Quaker Chemical Corp.	824	17
* DHB Industries, Inc.	1,900	17
Stepan Co.	680	16
Deltic Timber Corp.	400	16
* Perini Corp.	1,100	15
* Layne Christensen Co.	856	15
* Zapata Corp.	200	15
* Infrasource Services Inc.	1,200	14
Juno Lighting, Inc.	361	14
* TransPro Inc.	1,789	12
* Integrated Electrical Services, Inc.	4,211	12
* Medis Technology Ltd.	700	10
* WCA Waste Corp.	1,000	10
* Foamex International, Inc.	4,519	9
Ameron International Corp.	240	9
* Drew Industries, Inc.	200	8
* Lesco, Inc.	500	7
* Wellsford Real Properties Inc.	426	6
Penn Engineering & Manufacturing Corp.	300	5
* Liquidmetal Technologies Inc.	2,600	5
Ennis, Inc.	300	5
* Eden Bioscience Corp.	7,422	5
* Baker (Michael) Corp.	200	4
* Webco Industries, Inc.	477	3
* U.S. Concrete, Inc.	500	3
* Nonophase Technologies Corp.	300	2
* EarthShell Corp.	938	2
* Impreso, Inc.	800	1
* Badger Paper Mills, Inc.	238	1
Anchor Glass Container Corp.	400	1
* Advanced Environmental Recycling Technologies, Inc.	600	1
* Cone Mills Corp.	2,187	-
* BMC Industries, Inc.	4,603	-

		48,608

Producer Durables (4.6%)
United Technologies Corp.	37,406	3,803
The Boeing Co.	60,906	3,561
Caterpillar, Inc.	24,929	2,280
* Applied Materials, Inc.	124,041	2,016
Emerson Electric Co.	30,835	2,002
Lockheed Martin Corp.	32,459	1,982
Illinois Tool Works, Inc.	22,024	1,972
Northrop Grumman Corp.	26,207	1,415
Deere & Co.	18,150	1,218
Danaher Corp.	22,553	1,205
* Xerox Corp.	69,847	1,058
Ingersoll-Rand Co.	12,862	1,024
* Agilent Technologies, Inc.	35,462	787
* Lexmark International, Inc.	9,487	759
Pitney Bowes, Inc.	16,792	758
Pulte Homes, Inc.	9,274	683
Cooper Industries, Inc. Class A	9,467	677
* KLA-Tencor Corp.	14,413	663
D. R. Horton, Inc.	22,614	661
Lennar Corp. Class A	11,411	647
Rockwell Collins, Inc.	12,985	618
Dover Corp.	14,796	559
Parker Hannifin Corp.	8,701	530
Centex Corp.	9,062	519
* Toll Brothers, Inc.	5,396	425
W.W. Grainger, Inc.	6,607	411
KB HOME	3,319	390
American Power Conversion Corp.	14,741	385
* NVR, Inc.	470	369
Molex, Inc.	13,893	366
Goodrich Corp.	8,550	327
* Waters Corp.	8,829	316
* Thermo Electron Corp.	11,964	303
* American Tower Corp. Class A	16,239	296
Diebold, Inc.	5,253	288
* LAM Research Corp.	9,848	284
Pentair, Inc.	7,274	284
United Defense Industries Inc.	3,820	280
Novellus Systems, Inc.	10,474	280
* Crown Castle International Corp.	16,561	266
Pall Corp.	9,191	249
Cummins Inc.	3,265	230
* Hovnanian Enterprises Inc. Class A	4,432	226
Hubbell Inc. Class B	4,380	224
Ryland Group, Inc.	3,480	216
MDC Holdings, Inc.	3,021	210
* Teradyne, Inc.	14,185	207
Graco, Inc.	4,986	201
Joy Global Inc.	5,700	200
Roper Industries Inc.	3,028	198
Ametek, Inc.	4,858	196
Donaldson Co., Inc.	6,056	195
* Alliant Techsystems, Inc.	2,703	193
HNI Corp.	4,258	191
Standard Pacific Corp.	2,438	176
Tektronix, Inc.	6,735	165
* Terex Corp.	3,670	159
Herman Miller, Inc.	5,109	154
Beazer Homes USA, Inc.	3,000	150
Steelcase Inc.	10,697	148
* Rayovac Corp.	3,538	147
IDEX Corp.	3,515	142
* Andrew Corp.	11,526	135
* Thomas & Betts Corp.	4,157	134
Briggs & Stratton Corp.	3,616	132
Kennametal, Inc.	2,727	130
Plantronics, Inc.	3,360	128
Crane Co.	4,188	121
* Polycom, Inc.	7,093	120
* AGCO Corp.	6,495	119
JLG Industries, Inc.	5,096	110
* Meritage Corp.	1,832	108
* Flowserve Corp.	4,104	106
Mine Safety Appliances Co.	2,711	105
Engineered Support Systems, Inc.	1,900	102
* CUNO Inc.	1,960	101
* Headwaters Inc.	3,000	98
* FEI Co.	4,165	96
* Varian Semiconductor Equipment Associates, Inc.	2,504	95
Technical Olympic USA, Inc.	3,126	94
Lincoln Electric Holdings, Inc.	3,022	91
Nordson Corp.	2,457	90
* Genlyte Group, Inc.	1,000	90
* Gardner Denver Inc.	2,247	89
The Manitowoc Co., Inc.	2,155	87
* Dionex Corp.	1,572	86
* Actuant Corp.	1,852	83
Cognex Corp.	3,294	82
Regal-Beloit Corp.	2,827	81
Franklin Electric, Inc.	2,156	81
* Teledyne Technologies, Inc.	2,582	81
Stewart & Stevenson Services, Inc.	3,513	80
* Moog Inc.	1,750	79
* Metrologic Instruments, Inc.	3,400	76
Baldor Electric Co.	2,961	76
* Esterline Technologies Corp.	2,174	75
NACCO Industries, Inc. Class A	724	74
Watts Water Technologies, Inc.	2,238	73
Woodward Governor Co.	1,000	72
* EnPro Industries, Inc.	2,550	70
* William Lyon Homes, Inc.	914	70
* General Cable Corp.	5,752	69
A.O. Smith Corp.	2,400	69
* SBA Communications Corp.	7,477	68
Knoll, Inc.	4,100	68
* DuPont Photomasks, Inc.	2,552	68
CTS Corp.	5,221	68
* Itron, Inc.	2,253	67
MTS Systems Corp.	2,300	67
* Photronics Inc.	3,560	64
* ESCO Technologies Inc.	800	64
* MKS Instruments, Inc.	3,983	63
* Paxar Corp.	2,900	62
Curtiss-Wright Corp. Class B	1,094	62
* Interdigital Communications Corp.	3,982	61
* Symmetricom Inc.	5,419	60
Tecumseh Products Co. Class A	1,512	60
* Electro Scientific Industries, Inc.	3,059	59
* Powerwave Technologies, Inc.	7,639	59
Bucyrus International, Inc.	1,500	59
* Arris Group Inc.	8,355	58
Federal Signal Corp.	3,758	57
Alamo Group, Inc.	2,294	57
* General Binding Corp.	2,685	56
* Entegris Inc.	5,613	56
* Mykrolis Corp.	3,881	55
* Taser International Inc.	4,600	55
Helix Technology Corp.	3,501	54
* Advanced Energy Industries, Inc.	5,587	54
Kimball International, Inc. Class B	3,691	54
Belden CDT Inc.	2,379	53
* FARO Technologies, Inc.	2,232	53
* BE Aerospace, Inc.	4,340	52
* Axsys Technologies, Inc.	2,304	52
* Technitrol, Inc.	3,443	51
* Littelfuse, Inc.	1,782	51
* Cymer, Inc.	1,894	51
* Triumph Group, Inc.	1,300	51
* Kulicke & Soffa Industries, Inc.	7,695	48
* Champion Enterprises, Inc.	5,138	48
* Imagistics International Inc.	1,347	47
* Credence Systems Corp.	5,887	47
Curtiss-Wright Corp.	816	47
* Artesyn Technologies, Inc.	5,285	46
Applied Industrial Technology, Inc.	1,650	45
* Asyst Technologies, Inc.	9,038	43
* Orbital Sciences Corp.	4,451	43
* Presstek, Inc.	5,573	43
* Palm Harbor Homes, Inc.	2,645	43
* Mastec Inc.	5,211	43
* Kadant Inc.	2,172	40
* Magnatek, Inc.	7,190	38
* Zygo Corp.	2,931	38
X-Rite Inc.	2,435	37
* MTC Technologies, Inc.	1,100	36
* Ultratech, Inc.	2,448	36
* Audiovox Corp.	2,790	36
* Blount International, Inc.	2,084	35
Vicor Corp.	3,386	35
M/I Homes, Inc.	700	34
* AZZ Inc.	1,865	34
* Mattson Technology, Inc.	4,200	33
* Axcelis Technologies, Inc.	4,474	33
* Photon Dynamics, Inc.	1,713	33
HEICO Corp.	1,623	33
United Industrial Corp.	1,100	33
* ATMI, Inc.	1,293	32
Thomas Industries, Inc.	800	32
C & D Technologies, Inc.	3,149	32
Lindsay Manufacturing Co.	1,642	31
* Park-Ohio Holdings Corp.	1,616	30
* FSI International, Inc.	7,066	30
* Virco Manufacturing Corp.	3,740	29
* Brooks Automation, Inc.	1,832	28
Levitt Corp. Class A	1,075	28
* Power-One, Inc.	5,641	27
* Calamp Corp.	4,400	27
Tech/Ops Sevcon, Inc.	4,019	26
* Terayon Communications Systems, Inc.	8,314	26
* LTX Corp.	5,744	26
* Distributed Energy Systems Corp.	7,450	25
* Veeco Instruments, Inc.	1,654	25
* EMCORE Corp.	7,292	25
* The Allied Defense Group, Inc.	1,000	24
* Sonic Solutions, Inc.	1,600	24
Met-Pro Corp.	1,673	23
* LMI Aerospace, Inc.	4,197	23
* Milacron Inc.	7,340	22
Standex International Corp.	800	22
SpectraLink Corp.	1,500	21
* Paragon Technologies, Inc.	2,370	21
* C-COR Inc.	3,345	20
* A.S.V., Inc.	500	20
The Middleby Corp.	400	20
* Comstock Homebuilding Companies, Inc.	908	19
* Active Power, Inc.	5,964	19
* Darling International, Inc.	4,556	18
* Astec Industries, Inc.	800	18
HEICO Corp. Class A	1,096	17
Gorman-Rupp Co.	765	16
* Baldwin Technology Class A	6,681	16
* Ducommun, Inc.	800	16
* Strategic Diagnostics Inc.	5,050	15
* Catalytica Energy Systems, Inc.	7,012	14
* Arotech Corp.	9,322	13
* Rofin-Sinar Technologies Inc.	400	13
* Fairchild Corp.	3,873	12
* Cavco Industries, Inc.	496	12
* Cavalier Homes, Inc.	2,095	11
* Global Payment Tech Inc.	1,783	11
* Tollgrade Communications, Inc.	1,609	11
* Perceptron, Inc.	1,378	11
* BTU International, Inc.	2,880	10
* Aetrium, Inc.	3,024	8
* Electroglas, Inc.	2,084	8
* Somera Communications, Inc.	5,038	8
Tennant Co.	200	8
* Capital Pacific Holdings, Inc.	1,789	8
Skyline Corp.	200	8
Keithley Instruments Inc.	465	8
Cascade Corp.	200	7
* Peco II, Inc.	6,467	7
* Measurement Specialties, Inc.	300	7
Applied Signal Technology, Inc.	300	7
Robbins & Myers, Inc.	300	7
Astro-Med, Inc.	718	6
Cohu, Inc.	400	6
* Duratek, Inc.	300	6
* Flanders Corp.	500	6
Orleans Homebuilders, Inc.	300	6
* Katy Industries, Inc.	1,331	5
* Therma-Wave Inc.	2,443	5
* Applied Films Corp.	200	5
Summa Industries	500	4
* TRC Cos., Inc.	300	4
* Applied Innovation Inc.	1,262	4
* Bell Industries, Inc.	1,505	4
* Optical Cable Corp.	800	4
* American Superconductor Corp.	400	4
* Team, Inc.	173	3
* SatCon Technology Corp.	1,860	3
* Versar Inc.	800	3
* DDi Corp.	1,000	3
Woodhead Industries, Inc.	200	3
* American Access Technologies Inc.	1,753	3
* Nanometrics Inc.	200	2
* Allied Motion Technologies, Inc.	301	2
* Tut Systems, Inc.	783	2
* UQM Technologies, Inc.	400	2
* Proxim Corp. Class A	1,722	1
* ZEVEX International, Inc.	306	1
* General Bearing Corp.	196	1
* RF Monolithics, Inc.	73	-
* Beacon Power Corp.	300	-
* Optical Cable Corp. Warrants Exp. 10/24/2007	959	-
* Copper Mountain Networks, Inc.	255	-
* Andrea Radio Corp.	3,118	-
* DT Industries, Inc.	1,000	-

		49,038

Technology (12.4%)
Microsoft Corp.	795,620	19,230
International Business Machines Corp.	121,643	11,116
Intel Corp.	462,394	10,741
* Cisco Systems, Inc.	481,492	8,614
* Dell Inc.	181,689	6,980
* Oracle Corp.	382,041	4,768
Hewlett-Packard Co.	212,735	4,667
QUALCOMM Inc.	120,340	4,410
Texas Instruments, Inc.	126,569	3,226
Motorola, Inc.	172,957	2,589
* Apple Computer, Inc.	59,714	2,488
* EMC Corp.	177,053	2,181
General Dynamics Corp.	14,611	1,564
Raytheon Co.	33,044	1,279
Adobe Systems, Inc.	17,493	1,175
Computer Associates International, Inc.	42,726	1,158
* Corning, Inc.	101,760	1,133
* Symantec Corp.	51,992	1,109
Analog Devices, Inc.	27,300	987
* Sun Microsystems, Inc.	243,361	983
Maxim Integrated Products, Inc.	23,824	974
* Lucent Technologies, Inc.	316,129	869
Linear Technology Corp.	22,633	867
* Juniper Networks, Inc.	38,741	855
Rockwell Automation, Inc.	13,692	776
Electronic Data Systems Corp.	37,188	769
Xilinx, Inc.	25,371	742
* Veritas Software Corp.	31,558	733
* Network Appliance, Inc.	26,166	724
* Broadcom Corp.	23,494	703
Seagate Technology	33,765	660
* Computer Sciences Corp.	13,820	634
* Intuit, Inc.	13,986	612
L-3 Communications Holdings, Inc.	8,366	594
* Freescale Semiconductor Inc. Class A	33,023	560
National Semiconductor Corp.	26,108	538
* Altera Corp.	27,075	536
Autodesk, Inc.	16,979	505
* Affiliated Computer Services, Inc. Class A	9,490	505
* Micron Technology, Inc.	44,603	461
* NCR Corp.	13,666	461
* Cognizant Technology Solutions Corp.	9,776	452
* Jabil Circuit, Inc.	14,755	421
* Advanced Micro Devices, Inc.	25,876	417
Microchip Technology, Inc.	15,087	392
* Avaya Inc.	32,638	381
* Comverse Technology, Inc.	14,361	362
* Siebel Systems, Inc.	36,625	334
* SanDisk Corp.	11,852	329
Harris Corp.	9,714	317
Scientific-Atlanta, Inc.	11,032	311
* Cadence Design Systems, Inc.	20,079	300
* Citrix Systems, Inc.	12,446	296
Applera Corp.-Applied Biosystems Group	14,859	293
* Mercury Interactive Corp.	6,123	290
* NVIDIA Corp.	12,202	290
* NAVTEQ Corp.	6,480	281
* QLogic Corp.	6,878	279
* McAfee Inc.	11,472	259
Symbol Technologies, Inc.	17,603	255
* Storage Technology Corp.	8,189	252
* Tellabs, Inc.	34,047	249
* Zebra Technologies Corp. Class A	5,196	247
* BMC Software, Inc.	16,417	246
* Solectron Corp.	69,790	242
* BEA Systems, Inc.	30,193	241
Amphenol Corp.	6,320	234
* International Rectifier Corp.	4,820	219
* Arrow Electronics, Inc.	8,451	214
* SpectraSite, Inc.	3,600	209
* MEMC Electronic Materials, Inc.	15,191	204
* Compuware Corp.	28,226	203
* Sanmina-SCI Corp.	38,333	200
Intersil Corp.	11,136	193
* Synopsys, Inc.	10,627	192
PerkinElmer, Inc.	9,269	191
* Western Digital Corp.	14,933	190
* Ingram Micro, Inc. Class A	11,323	189
* Ceridian Corp.	10,822	185
* Macromedia, Inc.	5,437	182
* Unisys Corp.	24,225	171
* JDS Uniphase Corp.	101,145	169
* Dolby Laboratories Inc.	6,939	163
* Novell, Inc.	27,280	163
* Avnet, Inc.	8,726	161
* LSI Logic Corp.	28,149	157
Reynolds & Reynolds Class A	5,700	154
AVX Corp.	12,560	154
National Instruments Corp.	5,665	153
* FLIR Systems, Inc.	4,840	147
* Agere Systems Inc. Class B	102,499	146
* Vishay Intertechnology, Inc.	11,672	145
* Red Hat, Inc.	13,238	144
* Avid Technology, Inc.	2,509	136
* Tessera Technologies, Inc.	3,124	135
* Fairchild Semiconductor International, Inc.	8,674	133
Acxiom Corp.	6,148	129
* Sybase, Inc.	6,901	127
* F5 Networks, Inc.	2,515	127
* BearingPoint, Inc.	14,106	124
* Trimble Navigation Ltd.	3,646	123
* Hyperion Solutions Corp.	2,723	120
* ADC Telecommunications, Inc.	58,752	117
* CACI International, Inc.	2,100	116
* SRA International, Inc.	1,900	114
* TIBCO Software Inc.	15,295	114
* Cypress Semiconductor Corp.	8,988	113
* Akamai Technologies, Inc.	8,882	113
* Hutchinson Technology, Inc.	3,216	112
* Cree, Inc.	5,142	112
* Emulex Corp.	5,930	112
* Brocade Communications Systems, Inc.	18,864	112
* Rambus Inc.	7,394	111
* SERENA Software, Inc.	4,663	111
* Perot Systems Corp.	8,195	110
* Salesforce.com, Inc.	7,300	109
* The Titan Corp.	6,003	109
* Gateway, Inc.	26,979	109
* Silicon Laboratories Inc.	3,641	108
* Parametric Technology Corp.	19,316	108
* Anteon International Corp.	2,660	104
* Atmel Corp.	34,233	101
* 3Com Corp.	28,215	100
* Openwave Systems Inc.	8,194	100
ADTRAN Inc.	5,650	100
* Macrovision Corp.	4,364	99
* Intergraph Corp.	3,423	99
* Integrated Circuit Systems, Inc.	5,144	98
* Ixia	5,467	97
* Coherent, Inc.	2,857	96
* Foundry Networks, Inc.	9,701	96
* SigmaTel Inc.	2,556	96
* MICROS Systems, Inc.	2,588	95
* Verint Systems Inc.	2,700	94
* Maxtor Corp.	17,600	94
* Semtech Corp.	5,232	93
* Quest Software, Inc.	6,680	92
Imation Corp.	2,633	91
* Websense, Inc.	1,700	91
* Varian, Inc.	2,411	91
* PalmOne, Inc.	3,594	91
* Integrated Device Technology Inc.	7,560	91
* Benchmark Electronics, Inc.	2,850	91
* Anixter International Inc.	2,486	90
* RSA Security Inc.	5,650	90
* Avocent Corp.	3,484	89
* UTStarcom, Inc.	8,132	89
* Wind River Systems Inc.	5,795	87
* UNOVA, Inc.	4,226	87
* RF Micro Devices, Inc.	16,512	86
* Tekelec	5,333	85
* ScanSource, Inc.	1,600	83
* SafeNet, Inc.	2,823	83
* Siliconix, Inc.	2,304	81
* Skyworks Solutions, Inc.	12,758	81
Agilysys, Inc.	3,991	78
* Progress Software Corp.	2,991	78
* Conexant Systems, Inc.	50,946	76
* Sycamore Networks, Inc.	21,228	76
* Digital River, Inc.	2,404	75
* Exar Corp.	5,577	75
* Sonus Networks, Inc.	17,508	74
* Dendrite International, Inc.	5,281	74
* DRS Technologies, Inc.	1,744	74
* CIENA Corp.	42,913	74
* Gartner, Inc. Class A	7,650	73
* Keane, Inc.	5,597	73
* Checkpoint Systems, Inc.	4,310	73
* Quantum Corp.	24,935	73
* Mentor Graphics Corp.	5,275	72
* RealNetworks, Inc.	12,416	72
* ON Semiconductor Corp.	18,110	72
* Syniverse Holdings Inc.	5,100	70
* Microsemi Corp.	4,300	70
* WebEx Communications, Inc.	3,229	70
* Intermagnetics General Corp.	2,840	69
* Electronics for Imaging, Inc.	3,870	69
* Silicon Image, Inc.	6,842	69
EDO Corp.	2,240	67
* Micrel, Inc.	7,192	66
* Komag, Inc.	2,924	65
* OmniVision Technologies, Inc.	4,200	64
* InPhonic, Inc.	2,800	64
* CSG Systems International, Inc.	3,889	63
* DSP Group Inc.	2,453	63
* Newport Corp.	4,356	63
* Sapient Corp.	8,587	63
* Digitas Inc.	6,238	63
* Diodes Inc.	2,300	62
* Opsware, Inc.	12,072	62
* CommScope, Inc.	4,112	62
* The TriZetto Group, Inc.	6,192	58
* PDF Solutions, Inc.	4,100	57
* MIPS Technologies, Inc.	4,983	57
Cubic Corp.	3,024	57
Talx Corp.	3,150	57
* Mapics Inc.	4,448	57
* MicroStrategy Inc.	1,043	57
* Transaction Systems Architects, Inc.	2,410	56
* Covansys Corp.	3,740	56
* Harmonic, Inc.	5,833	56
* Applied Micro Circuits Corp.	16,899	56
* Radiant Systems, Inc.	5,607	55
* Manhattan Associates, Inc.	2,684	55
* NetIQ Corp.	4,779	55
* RadiSys Corp.	3,856	55
* Ulticom, Inc.	4,897	55
* ANSYS, Inc.	1,588	54
* IXYS Corp.	4,747	54
Syntel, Inc.	3,063	54
* Extreme Networks, Inc.	9,124	54
* Retek Inc.	4,775	54
* Mercury Computer Systems, Inc.	1,921	53
* Comtech Telecommunications Corp.	1,000	52
* Phoenix Technologies Ltd.	5,470	52
* Ascential Software Corp.	2,794	52
* Ciber, Inc.	7,113	52
* Power Integrations, Inc.	2,475	52
* Internet Security Systems, Inc.	2,772	51
* MRO Software Inc.	3,596	50
* Dot Hill Systems Corp.	8,300	49
* Witness Systems, Inc.	2,806	49
* Neoware Systems, Inc.	4,700	49
* Bottomline Technologies, Inc.	3,700	48
* Lattice Semiconductor Corp.	8,845	47
* InFocus Corp.	8,271	47
* AMIS Holdings Inc.	4,200	47
* Adaptec, Inc.	9,864	47
* ViaSat, Inc.	2,500	47
* Verisity Ltd.	3,900	47
* SupportSoft, Inc.	8,741	46
* Kanbay International Inc.	2,200	45
* Sykes Enterprises, Inc.	6,471	44
* Cirrus Logic, Inc.	9,805	44
* TTM Technologies, Inc.	4,234	44
* McDATA Corp. Class A	11,673	44
* FileNET Corp.	1,930	44
* Packeteer, Inc.	2,854	44
* Vitesse Semiconductor Corp.	16,264	44
* Interwoven Inc.	5,579	43
* PortalPlayer Inc.	1,900	43
* JDA Software Group, Inc.	3,088	43
* MatrixOne, Inc.	9,018	43
* Tyler Technologies, Inc.	5,566	42
* Merix Corp.	3,710	42
* Advanced Digital Information Corp.	5,031	41
* FormFactor Inc.	1,800	41
* SonicWALL, Inc.	7,891	40
* SeaChange International, Inc.	3,065	40
Inter-Tel, Inc.	1,614	40
* Cray Inc.	15,400	39
* Vignette Corp.	29,966	39
* Magma Design Automation, Inc.	3,300	39
* Embarcadero Technologies, Inc.	5,848	39
* Keynote Systems Inc.	3,229	38
* Arbinet Holdings, Inc.	1,990	38
* Plexus Corp.	3,274	38
* Agile Software Corp.	5,155	38
* Pixelworks, Inc.	4,556	37
* Aspen Technologies, Inc.	6,511	37
* Daktronics, Inc.	1,700	37
* FalconStor Software, Inc.	6,118	37
Bel Fuse, Inc. Class A	1,477	36
* SPSS, Inc.	2,031	35
* TriQuint Semiconductor, Inc.	10,426	35
Methode Electronics, Inc. Class A	2,893	35
* Synaptics Inc.	1,500	35
* ManTech International Corp.	1,500	35
* Herley Industries Inc.	2,002	34
* j2 Global Communications, Inc.	996	34
* Zoran Corp.	3,285	34
* Equinix, Inc.	802	34
* Entrust, Inc.	8,998	34
* Digi International, Inc.	2,421	33
* NETGEAR, Inc.	2,200	33
* Informatica Corp.	3,908	32
* eCollege.com Inc.	2,475	32
* Remec, Inc.	6,030	32
* Interactive Intelligence Inc.	6,363	32
* PEC Solutions, Inc.	2,500	31
* Amkor Technology, Inc.	8,107	31
* Echelon Corp.	4,549	31
* KEMET Corp.	4,010	31
* Altiris, Inc.	1,300	31
* Atheros Communications	3,018	31
* Extended Systems Inc.	6,414	31
* Pinnacle Systems, Inc.	5,519	31
* Lawson Software Inc.	5,200	31
* Micromuse Inc.	6,747	31
* ActivCard Corp.	4,800	30
* Secure Computing Corp.	3,540	30
* Aeroflex, Inc.	3,236	30
* webMethods, Inc.	5,497	30
* Lexar Media, Inc.	6,023	30
* InterVoice, Inc.	2,669	30
* COMARCO, Inc.	3,450	30
* Jupitermedia Corp.	1,906	30
* Gerber Scientific, Inc.	4,036	29
* Ditech Communications Corp.	2,329	29
* EMS Technologies, Inc.	2,131	29
* Agere Systems Inc. Class A	20,259	29
* Pericom Semiconductor Corp.	3,380	29
* Hifn, Inc.	3,966	29
* Aware, Inc.	6,553	29
* Datastream Systems, Inc.	4,044	28
Black Box Corp.	753	28
* Answerthink Consulting Group, Inc.	6,811	28
* Aether Systems, Inc.	8,337	28
* MRV Communications Inc.	8,615	28
* Concurrent Computer Corp.	13,454	28
* Click Commerce, Inc.	1,939	28
* Epicor Software Corp.	2,097	27
* ESS Technology, Inc.	5,175	27
* Interlink Electronics Inc.	4,200	27
* Integrated Silicon Solution, Inc.	4,033	27
* Iomega Corp.	6,288	27
* Virage Logic Corp.	2,453	27
* Silicon Storage Technology, Inc.	7,150	27
* SeeBeyond Technology Corp.	8,403	27
* BindView Development Corp.	8,037	26
* Aspect Communications Corp.	2,502	26
* OPNET Technologies, Inc.	3,104	26
* Genesis Microchip Inc.	1,766	26
* WatchGuard Technologies, Inc.	7,692	25
* Numerex Corp.	4,974	25
* Universal Display Corp.	3,411	24
* Anaren, Inc.	1,960	24
* NYFIX, Inc.	4,410	24
* Kopin Corp.	7,694	24
* E.piphany Inc.	6,636	24
* iGATE Corp.	6,274	23
* Enterasys Networks, Inc.	16,652	23
* Westell Technologies, Inc.	4,201	23
* Blue Coat Systems, Inc.	978	23
* Borland Software Corp.	2,821	23
* Identix, Inc.	4,513	23
* Ariba, Inc.	2,932	23
* Loudeye Corp.	15,369	23
* LCC International, Inc. Class A	5,363	23
* Finisar Corp.	17,994	22
* Analysts International Corp.	6,206	22
* Stellent Inc.	2,632	22
* Sirenza Microdevices, Inc.	6,774	21
* SYNNEX Corp.	1,200	21
* Captaris Inc.	5,123	21
* Dynamics Research Corp.	1,261	21
QAD Inc.	2,499	21
* Pegasystems Inc.	3,788	20
* I.D. Systems, Inc.	1,818	20
* Napster, Inc.	3,088	20
* Monolithic Power Systems	2,272	20
* Actel Corp.	1,300	20
* Concord Communications, Inc.	1,975	20
* PLX Technology, Inc.	1,900	20
* Safeguard Scientifics, Inc.	13,946	20
* EPIQ Systems, Inc.	1,500	19
* NASSDA Corp.	2,900	19
* Intellisync Corp.	5,258	19
* Fargo Electronics	1,300	19
* SiRF Technology Holdings, Inc.	1,700	19
* Carrier Access Corp.	3,154	19
* Glenayre Technologies, Inc.	10,469	19
* NMS Communications Corp.	4,321	19
* Mechanical Technology Inc.	4,184	18
Integral Systems, Inc.	799	18
SS&C Technologies, Inc.	800	18
* PC-Tel, Inc.	2,475	18
* Verity, Inc.	1,918	18
* Stratex Networks, Inc.	9,762	18
* Captiva Software Corp.	1,620	18
* Ampex Corp. Class A	437	17
* II-VI, Inc.	1,000	17
* Viewpoint Corp.	6,086	17
* Mindspeed Technologies, Inc.	7,618	17
* Computer Network Technology Corp.	3,600	17
* Alliance Semiconductor Corp.	6,610	16
* HEI, Inc.	5,300	16
* Open Solutions Inc.	800	16
* Niku Corp.	871	16
* Broadwing Corp.	3,756	16
* Chordiant Software, Inc.	9,293	16
* TranSwitch Corp.	10,935	15
* Catapult Communications Corp.	700	15
* Telular Corp.	2,339	15
* RightNow Technologies Inc.	1,200	15
* Sipex Corp.	6,294	15
* Mobius Management Systems, Inc.	2,203	14
* Computer Horizons Corp.	3,949	14
* Standard Microsystem Corp.	826	14
* IPIX Corp.	4,943	14
* Transmeta Corp.	15,389	14
* Oplink Communications, Inc.	9,088	14
Park Electrochemical Corp.	700	14
* Zix Corp.	3,704	14
* Selectica, Inc.	4,294	14
* SCM Microsystems, Inc.	4,186	14
* AuthentiDate Holding Corp.	3,400	14
* Manugistics Group, Inc.	7,983	13
* Net2Phone, Inc.	8,273	13
* Applix, Inc.	2,208	13
* Novatel Wireless, Inc.	1,231	13
* MetaSolv, Inc.	5,311	13
* Silicon Graphics, Inc.	10,760	13
Lowrance Electronics, Inc.	518	13
* WJ Communications, Inc.	5,246	12
* Actuate Software Corp.	5,144	12
* ImageWare Systems, Inc.	3,800	12
* Blackboard Inc.	700	12
Sunrise Telecom Inc.	4,513	12
* Lantronix, Inc.	6,475	12
* QuickLogic Corp.	3,495	12
* PalmSource, Inc.	1,307	12
* Sumtotal Systems Inc.	2,141	12
* Art Technology Group, Inc.	11,066	12
* VA Software Corp.	6,843	11
* WorldGate Communications, Inc.	2,858	11
* Zomax Inc.	3,737	11
* Nu Horizons Electronics Corp.	1,554	11
* Zhone Technologies	4,293	11
* Tumbleweed Communications Corp.	3,880	11
* Centillium Communications, Inc.	4,148	11
* Visual Networks, Inc.	3,538	11
* Vyyo Inc.	1,423	11
* SteelCloud Inc.	3,821	11
* Optical Communication Products, Inc.	5,929	10
* Lasercard Corp.	2,061	10
* Computer Task Group, Inc.	2,557	10
* Vitria Technology, Inc.	2,928	10
TSR, Inc.	1,253	10
* Bioveris Corp.	1,914	10
* Stratasys, Inc.	350	10
BEI Technologies, Inc.	400	10
* Network Equipment Technologies, Inc.	1,700	10
* Avanex Corp.	7,346	10
* Ramtron International Corp.	2,886	9
* ScanSoft, Inc.	2,521	9
* Paradyne Networks, Inc.	4,475	9
* Docucorp International, Inc.	1,179	9
* I-many, Inc.	5,750	9
* KVH Industries, Inc.	1,000	9
* Nuance Communications Inc.	3,079	9
* Merge Technologies, Inc.	500	9
* BroadVision, Inc.	5,057	9
* Forgent Networks, Inc.	3,983	8
* Quovadx, Inc.	2,693	8
* Channell Commercial Corp.	1,100	8
* @ Road, Inc.	2,000	8
* Centra Software, Inc.	3,329	8
* ePlus Inc.	683	8
* Technology Solutions Co.	7,836	8
* Netlogic Microsystems Inc.	600	7
* Excel Technology, Inc.	300	7
* Network Engines, Inc.	4,161	7
* ANADIGICS, Inc.	5,006	7
* American Reprographics Co.	500	7
* Micro Linear Corp.	1,400	7
* All American Semiconductor, Inc.	1,457	7
* Saba Software, Inc.	1,374	7
* Audible, Inc.	500	7
* Volterra Semiconductor Corp.	500	7
* TechTeam Global, Inc.	600	7
* Ionatron Inc.	753	6
* Wave Systems Corp.	6,508	6
* Leadis Technology Inc.	1,000	6
* Avici Systems Inc.	1,376	6
* NetManage, Inc.	877	6
* Internet Capital Group Inc	825	6
* The SCO Group, Inc.	1,605	6
* Ezenia!, Inc.	2,547	5
* AXT, Inc.	4,200	5
* Digital Lightwave, Inc.	6,417	5
* Motive, Inc.	500	5
* Blue Martini Software, Inc.	1,258	5
* Ebix, Inc.	487	5
* Inforte Corp.	907	5
* ACE	1,493	5
* Lionbridge Technologies, Inc.	800	5
* Omtool, Ltd.	596	4
* Kana Software, Inc.	2,458	4
* Pemstar Inc.	3,500	4
* eLoyalty Corp.	614	4
Blackbaud, Inc.	300	4
* Cherokee International Corp.	533	4
* ONYX Software Corp.	1,345	4
* Stratos International Inc.	802	3
* Applied Digital Solutions, Inc.	1,000	3
* Verso Technologies, Inc.	9,594	3
* Staktek Holdings Inc.	861	3
* MTI Technology Corp.	2,045	3
* Three-Five Systems, Inc.	2,665	3
* Astea International, Inc.	330	3
* Plumtree Software, Inc.	500	2
* Concur Technologies, Inc.	300	2
* SAVVIS Communications Corp.	3,840	2
* Argonaut Technologies Inc.	2,664	2
* Insightful Corp.	884	2
* Tripath Technology Inc.	2,491	2
* Versant Corp.	2,795	2
* Crossroads Systems, Inc.	2,314	2
* BSQUARE Corp.	3,786	2
* LightPath Technologies, Inc. Class A	568	2
Celeritek, Inc.	2,197	2
* Intraware, Inc.	2,604	2
* Superconductor Technologies Inc.	2,100	1
* On2 Technologies, Inc.	2,193	1
* Interland, Inc.	655	1
* Redback Networks Inc.	217	1
* Cosine Communications, Inc.	623	1
* The A Consulting Team, Inc.	114	1
* Dynabazaar, Inc.	3,795	1
* GraphOn Corp.	2,730	1
* Network-1 Security Solutions, Inc.	975	1
* VIA NET.WORKS, Inc.	5,204	1
* Research Frontiers, Inc.	200	1
* Critical Path, Inc.	1,328	1
* Artisoft, Inc.	366	1
* Amtech Systems, Inc.	269	1
* Versata, Inc.	832	1
* Verilink Corp.	331	1
* ACT Teleconferencing, Inc.	1,000	1
* Axeda Systems Inc.	1,400	1
* NaviSite, Inc.	293	-
* DSL.Net, Inc.	3,371	-
* Callidus Software Inc.	100	-
* eGain Communications Corp.	436	-
* Airnet Communications Corp.	328	-
* Datawatch Corp.	68	-
* Direct Insite Corp.	73	-
* Alanco Technologies, Inc.	41	-
* Cogent Communications Group, Inc.	3	-
* NexPrise, Inc.	106	-
* Media 100 Inc.	1,614	-

		133,371

Utilities (6.4%)
Verizon Communications Inc.	202,387	7,185
SBC Communications Inc.	242,490	5,745
* Comcast Corp. Class A	138,590	4,682
BellSouth Corp.	133,953	3,522
Sprint Corp.	104,216	2,371
* Nextel Communications, Inc.	78,813	2,240
Exelon Corp.	48,417	2,222
Duke Energy Corp.	68,526	1,919
Dominion Resources, Inc.	24,899	1,853
Southern Co.	54,343	1,730
TXU Corp.	21,263	1,693
ALLTEL Corp.	22,505	1,234
Entergy Corp.	16,633	1,175
FPL Group, Inc.	27,056	1,086
AT&T Corp.	57,888	1,085
FirstEnergy Corp.	24,082	1,010
PG&E Corp.	28,971	988
American Electric Power Co., Inc.	28,956	986
Public Service Enterprise Group, Inc.	17,385	946
* Comcast Corp. Special Class A	26,044	870
Edison International	23,762	825
* AES Corp.	47,291	775
Progress Energy, Inc.	17,935	752
Consolidated Edison Inc.	17,678	746
PPL Corp.	13,790	745
Ameren Corp.	14,213	697
Kinder Morgan, Inc.	9,010	682
Sempra Energy	16,891	673
Constellation Energy Group, Inc.	12,853	665
* Cablevision Systems NY Group Class A	21,060	591
DTE Energy Co.	12,702	578
MCI Inc.	22,858	570
Cinergy Corp.	13,622	552
Xcel Energy, Inc.	29,397	505
* Qwest Communications International Inc.	130,322	482
KeySpan Corp.	11,791	459
NiSource, Inc.	19,900	454
* NTL Inc.	6,418	409
Questar Corp.	6,126	363
Telephone & Data Systems, Inc.	4,164	340
CenturyTel, Inc.	9,929	326
Citizens Communications Co.	24,327	315
SCANA Corp.	8,131	311
Wisconsin Energy Corp.	8,573	304
* Nextel Partners, Inc.	13,578	298
* NII Holdings Inc.	5,131	295
Pepco Holdings, Inc.	13,638	286
* U.S. Cellular Corp.	6,266	286
Energy East Corp.	10,791	283
Pinnacle West Capital Corp.	6,647	283
CenterPoint Energy Inc.	22,641	272
* UnitedGlobalCom Inc. Class A	28,525	270
* Western Wireless Corp. Class A	6,815	259
MDU Resources Group, Inc.	8,629	238
ONEOK, Inc.	7,562	233
DPL Inc.	9,247	231
TECO Energy, Inc.	14,703	231
Alliant Energy Corp.	8,558	229
* Allegheny Energy, Inc.	10,127	209
NSTAR	3,823	208
AGL Resources Inc.	5,655	198
* Southern Union Co.	7,716	194
Western Gas Resources, Inc.	5,274	182
* CMS Energy Corp.	13,766	180
Northeast Utilities	9,315	180
Energen Corp.	2,632	175
OGE Energy Corp.	6,388	172
National Fuel Gas Co.	5,936	170
Aqua America, Inc.	6,813	166
Great Plains Energy, Inc.	5,391	165
* Kinder Morgan Management, LLC	4,017	163
UGI Corp. Holding Co.	3,588	163
Puget Energy, Inc.	7,118	157
Atmos Energy Corp.	5,554	150
* Southwestern Energy Co.	2,621	149
Hawaiian Electric Industries Inc.	5,824	149
Vectren Corp.	5,446	145
WPS Resources Corp.	2,692	142
Westar Energy, Inc.	6,146	133
Piedmont Natural Gas, Inc.	5,422	125
* Centennial Communications Corp. Class A	11,480	125
NICOR Inc.	3,241	120
Northwest Natural Gas Co.	3,233	117
* Alamosa Holdings, Inc.	10,009	117
PNM Resources Inc.	4,349	116
Peoples Energy Corp.	2,743	115
WGL Holdings Inc.	3,588	111
UniSource Energy Corp.	3,550	110
* Cincinnati Bell Inc.	24,732	105
* Level 3 Communications, Inc.	49,133	101
Duquesne Light Holdings, Inc.	5,386	97
IDACORP, Inc.	3,400	96
* Sierra Pacific Resources	8,550	92
* Price Communications Corp.	5,162	90
Cleco Corp.	4,164	89
ALLETE, Inc.	2,112	88
New Jersey Resources Corp.	2,023	88
* Commonwealth Telephone Enterprises, Inc.	1,784	84
The Laclede Group, Inc.	2,800	82
Southwest Gas Corp.	3,316	80
Avista Corp.	4,545	80
Valor Communications Group, Inc.	5,400	78
* Premiere Global Services, Inc.	6,568	74
* IDT Corp. Class B	4,958	73
* UbiquiTel Inc.	10,558	71
MGE Energy, Inc.	2,121	70
UIL Holdings Corp.	1,379	70
Empire District Electric Co.	2,904	68
* Aquila, Inc.	16,582	64
* El Paso Electric Co.	3,300	63
South Jersey Industries, Inc.	1,100	62
* Global Crossing Ltd.	3,900	61
Black Hills Corp.	1,712	57
Otter Tail Corp.	2,258	57
Iowa Telecommunications Services Inc.	2,627	51
Surewest Communications	2,200	51
* Mediacom Communications Corp.	7,745	51
SJW Corp.	1,283	45
Central Vermont Public Service Corp.	1,982	45
CH Energy Group, Inc.	906	41
Connecticut Water Services, Inc.	1,506	38
Middlesex Water Co.	2,040	37
* General Communication, Inc.	4,000	37
Green Mountain Power Corp.	1,099	32
* Talk America Holdings, Inc.	4,935	32
* Time Warner Telecom Inc.	7,653	30
American States Water Co.	1,171	30
Hector Communications Corp.	1,219	26
Cascade Natural Gas Corp.	1,300	26
* IDT Corp.	1,658	24
California Water Service Group	700	23
* Dobson Communications Corp.	8,200	17
FairPoint Communications, Inc.	1,100	16
* Triton PCS, Inc.	7,286	16
Maine & Maritimes Corp.	624	16
Atlantic Tele-Network, Inc.	380	12
* Primus Telecommunications Group, Inc.	6,670	10
Shenandoah Telecommunications Co.	310	10
Southwest Water Co.	790	8
* Covista Communications, Inc.	3,805	7
* BayCorp Holdings, Ltd.	500	7
* Intrado Inc.	500	6
D&E Communications, Inc.	629	6
* Hungarian Telephone and Cable Corp.	300	5
* Penn Octane Corp.	3,564	4
* Pac-West Telecom, Inc.	1,175	2
* McLeod USA Inc.	3,739	1
* GoAmerica, Inc.	78	1
* Trinsic, Inc.	390	-
* FiberNet Telecom Group, Inc.	10	-

		68,764

Other (4.7%)
General Electric Co.	772,837	27,869
* Berkshire Hathaway Inc. Class A	112	9,744
3M Co.	56,929	4,878
Honeywell International Inc.	62,106	2,311
Fortune Brands, Inc.	10,509	847
Johnson Controls, Inc.	13,944	778
Textron, Inc.	10,129	756
Eaton Corp.	11,050	723
ITT Industries, Inc.	6,732	607
Brunswick Corp.	6,973	327
Hillenbrand Industries, Inc.	4,504	250
SPX Corp.	5,516	239
Wesco Financial Corp.	518	199
Carlisle Co., Inc.	2,296	160
Teleflex Inc.	2,964	152
Lancaster Colony Corp.	2,647	113
Walter Industries, Inc.	2,491	106
GenCorp, Inc.	4,689	94
Trinity Industries, Inc.	3,327	94
* McDermott International, Inc.	4,735	90
* Sequa Corp. Class A	715	37
* United Capital Corp.	1,046	26
Raven Industries, Inc.	1,000	20
GenTek, Inc.	860	14
* Xanser Corp.	2,966	9
* Foster Wheeler Ltd.	337	6
Kaman Corp. Class A	400	5
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/2007	6,755	3

		50,457

TOTAL COMMON STOCKS
(Cost $921,185)		1,064,050

TEMPORARY CASH INVESTMENTS (0.9%)

Money Market Fund (0.8%)
Vanguard Market Liquidity Fund, 2.748%**	8,239,001	8,239
	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
Federal Home Loan Bank (1)
(2)2.555%, 4/20/2005	$1,000	998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $9,238)		9,237

TOTAL INVESTMENTS (100.2%)
(Cost $930,423)		1,073,287

OTHER ASSETS AND LIABILITIES--NET (-0.2%)		(2,100)

NET ASSETS (100%)		$1,071,187

*	Non-income-producing security.
**	Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(2)	Securities with a value of $998,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $930,423,000. Net unrealized appreciation of investment securities for tax purposes was $142,864,000, consisting of unrealized gains of $244,114,000 on securities that had risen in value since their purchase and $101,250,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	18	$5,327	($149)
Russell 2000 Index	3	927	(21)
S&P MidCap 400 Index	2	662	(13)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.